Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 98.22%	Shares Held	Value

Aerospace & Defense - 1.38%
Boeing Co/The	25,082	$9,566,776

Airlines - 0.65%
Alaska Air Group Inc	80,824	4,535,843

Apparel - 1.78%
LVMH Moet Hennessy Louis Vuitton SE	33,590	12,355,138

Auto Manufacturers - 3.58%
Nissan Motor Co Ltd	815,500	6,682,641
PACCAR Inc	265,939	18,121,084
		$24,803,725

Auto Parts & Equipment - 3.35%
Autoliv Inc	80,071	5,887,621
Bridgestone Corp	273,000	10,508,147
Magna International Inc	139,363	6,785,910
		$23,181,678

Banks - 8.91%
Banco Bilbao Vizcaya Argentaria SA	801,385	4,578,372
BNP Paribas SA	154,770	7,397,662
ING Groep NV	835,491	10,106,897
JPMorgan Chase & Co	163,391	16,540,071
Nordea Bank Abp	906,354	6,897,115
PacWest Bancorp	430,175	16,178,882
		$61,698,999

Beverages - 4.35%
Ambev SA ADR	4,023,074	17,299,218
Diageo PLC	313,605	12,817,309
		$30,116,527

Biotechnology - 1.26%
CSL Ltd	63,271	8,757,788

Chemicals - 5.07%
Albemarle Corp	111,709	9,157,904
Croda International PLC	65,240	4,280,880
DowDuPont Inc	120,000	6,397,200
Givaudan SA	3,206	8,190,875
Petronas Chemicals Group Bhd	3,144,900	7,056,285
		$35,083,144

Commercial Services - 2.60%
Experian PLC	285,647	7,734,729
Ritchie Bros Auctioneers Inc	302,218	10,275,412
		$18,010,141

Computers - 2.97%
Apple Inc	108,209	20,554,300

Construction Materials - 1.36%
James Hardie Industries PLC	733,815	9,451,759

Diversified Financial Services - 1.89%
Deutsche Boerse AG	101,968	13,073,935

Electric - 1.04%
CLP Holdings Ltd	622,000	7,210,492

Electronics - 1.52%
TE Connectivity Ltd	130,510	10,538,683

Food - 2.55%
BIM Birlesik Magazalar AS	518,398	7,084,912

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Danone SA	137,389	$10,586,239
		$17,671,151

Gas - 1.79%
Rubis SCA	227,199	12,391,320

Healthcare - Products - 1.70%
Coloplast A/S, Class B	107,116	11,752,277

Household Products/Wares - 2.46%
Avery Dennison Corp	31,077	3,511,701
Reckitt Benckiser Group PLC	162,453	13,503,473
		$17,015,174

Insurance - 3.92%
Beazley PLC	1,269,036	8,512,206
Chubb Ltd	58,805	8,237,404
Swiss Re AG	106,219	10,377,087
		$27,126,697

Internet - 0.58%
Rightmove PLC	600,000	3,985,496

Media - 1.61%
Walt Disney Co/The	100,174	11,122,319

Metal Fabrication & Hardware - 1.23%
Norma Group SE	175,261	8,504,876

Multi-National - 2.03%
Banco Latinoamericano de Comercio Exterior SA, Class E	706,387	14,071,229

Oil & Gas - 6.06%
Chevron Corp	133,751	16,475,448
Royal Dutch Shell PLC, Class B	449,829	14,225,157
Vermilion Energy Inc	455,842	11,253,211
		$41,953,816

Oil & Gas Services - 1.51%
Core Laboratories NV	152,185	10,490,112

Pharmaceuticals - 7.21%
Novo Nordisk A/S, Class B	257,851	13,498,105
Pfizer Inc	395,397	16,792,511
Roche Holding AG	71,272	19,636,930
		$49,927,546

Real Estate - 1.08%
Daito Trust Construction Co Ltd	53,500	7,448,389

REITs - 1.72%
Keppel DC REIT	7,464,400	8,261,649
Omega Healthcare Investors Inc	96,034	3,663,697
		$11,925,346

Retail - 1.56%
Nordstrom Inc	243,077	10,787,757

Semiconductors - 6.77%
Lam Research Corp	55,124	9,867,747
Microchip Technology Inc	161,007	13,357,141
Taiwan Semiconductor Manufacturing Co Ltd ADR	578,465	23,693,926
		$46,918,814

Software - 5.85%
Broadridge Financial Solutions Inc	97,911	10,152,391

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Microsoft Corp		175,105	$20,651,884
SAP SE		83,812	9,683,662
			$40,487,937

Telecommunications - 3.02%
BCE Inc		303,999	13,498,934
Telenor ASA		369,763	7,403,877
			$20,902,811

Toys, Games & Hobbies - 1.80%
Hasbro Inc		146,552	12,459,851

Transportation - 2.06%
Union Pacific Corp		85,188	14,243,434
TOTAL COMMON STOCKS			$680,125,280
Total Investments			$680,125,280
Other Assets and Liabilities - 1.78%			12,347,306
TOTAL NET ASSETS - 100.00%			$692,472,586

Portfolio Summary (unaudited)
Country	Percent
United States	35.26%
Switzerland	8.23%
United Kingdom	7.34%
France	6.17%
Canada	6.04%
Netherlands	5.03%
Germany	4.51%
Denmark	3.65%
Japan	3.56%
Taiwan	3.42%
Brazil	2.50%
Panama	2.03%
Ireland	1.36%
Australia	1.26%
Singapore	1.19%
Norway	1.07%
Hong Kong	1.04%
Malaysia	1.02%
Turkey	1.02%
Finland	1.00%
Sweden	0.85%
Spain	0.67%
Other Assets and Liabilities	1.78%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.52%	Shares Held	Value

Advertising - 0.16%
Interpublic Group of Cos Inc/The	292	$6,135

Aerospace & Defense - 1.31%
Barnes Group Inc	266	13,675
Curtiss-Wright Corp	125	14,168
Raytheon Co	36	6,555
United Technologies Corp	123	15,853
		$50,251

Agriculture - 1.17%
Archer-Daniels-Midland Co	527	22,729
Bunge Ltd	422	22,396
		$45,125

Airlines - 1.90%
Alaska Air Group Inc	363	20,372
Delta Air Lines Inc	312	16,115
JetBlue Airways Corp (a)	1,362	22,282
Southwest Airlines Co	276	14,327
		$73,096

Apparel - 1.38%
Columbia Sportswear Co	65	6,772
PVH Corp	195	23,780
Ralph Lauren Corp	126	16,340
Under Armour Inc (a)	334	6,302
		$53,194

Auto Manufacturers - 0.40%
PACCAR Inc	228	15,536

Auto Parts & Equipment - 1.09%
BorgWarner Inc	560	21,509
Goodyear Tire & Rubber Co/The	1,132	20,546
		$42,055

Banks - 8.45%
Associated Banc-Corp	715	15,265
Bank of America Corp	384	10,595
Bank of New York Mellon Corp/The	95	4,791
BankUnited Inc	306	10,220
BB&T Corp	98	4,560
BOK Financial Corp	55	4,485
Chemical Financial Corp	363	14,941
CIT Group Inc	327	15,686
Citizens Financial Group Inc	451	14,658
Fifth Third Bancorp	405	10,214
First Citizens BancShares Inc, Class A	12	4,886
First Hawaiian Inc	185	4,819
First Horizon National Corp	1,065	14,889
FNB Corp	1,360	14,416
Hancock Whitney Corp	381	15,392
Home BancShares Inc	573	10,068
Huntington Bancshares Inc	347	4,400
IBERIABANK Corp	213	15,274
PacWest Bancorp	406	15,270
Pinnacle Financial Partners Inc	284	15,535
PNC Financial Services Group Inc/The	89	10,917
Prosperity Bancshares Inc	150	10,359
Regions Financial Corp	1,015	14,362
Signature Bank	37	4,739
Synovus Financial Corp	126	4,329
Umpqua Holdings Corp	916	15,114

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
United Bankshares Inc	291	$10,546
Valley National Bancorp	1,576	15,098
Wells Fargo & Co	100	4,832
Wintrust Financial Corp	68	4,578
Zions Bancorp NA	219	9,945
		$325,183

Beverages - 0.42%
Constellation Brands Inc, Class A	93	16,306

Biotechnology - 1.83%
Alexion Pharmaceuticals Inc (a)	114	15,411
Bio-Rad Laboratories Inc, Class A (a)	83	25,371
Bluebird Bio Inc (a)	100	15,733
Gilead Sciences Inc	103	6,696
Ultragenyx Pharmaceutical Inc (a)	105	7,283
		$70,494

Chemicals - 3.94%
Air Products & Chemicals Inc	37	7,066
Cabot Corp	485	20,191
CF Industries Holdings Inc	159	6,500
Eastman Chemical Co	271	20,563
FMC Corp	199	15,287
Huntsman Corp	903	20,308
International Flavors & Fragrances Inc	121	15,584
LyondellBasell Industries NV, Class A	79	6,642
Mosaic Co/The	716	19,554
Olin Corp	866	20,039
		$151,734

Commercial Services - 3.01%
ASGN Inc (a)	104	6,603
CoreLogic Inc (a)	421	15,686
ManpowerGroup Inc	266	21,996
Quanta Services Inc	638	24,078
ServiceMaster Global Holdings Inc (a)	342	15,971
United Rentals Inc (a)	115	13,139
Worldpay Inc, Class A (a)	161	18,274
		$115,747

Computers - 3.19%
CACI International Inc, Class A (a)	123	22,389
Cognizant Technology Solutions Corp, Class A	95	6,883
DXC Technology Co	340	21,865
Genpact Ltd	202	7,106
Hewlett Packard Enterprise Co	1,367	21,093
Leidos Holdings Inc	239	15,318
MAXIMUS Inc	95	6,743
Perspecta Inc	1,061	21,453
		$122,850

Construction Materials - 2.64%
Eagle Materials Inc	293	24,700
Fortune Brands Home & Security Inc	328	15,616
Johnson Controls International PLC	635	23,457
Owens Corning	455	21,439
Vulcan Materials Co	139	16,458
		$101,670

Distribution/Wholesale - 0.61%
LKQ Corp (a)	821	23,300

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services - 1.59%
Alliance Data Systems Corp	39	$6,824
Ally Financial Inc	614	16,879
Jefferies Financial Group Inc	1,122	21,083
KKR & Co Inc	225	5,285
Synchrony Financial	342	10,910
		$60,981

Electrical Components & Equipment - 1.11%
Acuity Brands Inc	119	14,281
AMETEK Inc	84	6,970
Hubbell Inc	57	6,725
Littelfuse Inc	80	14,598
		$42,574

Electronics - 4.57%
Arrow Electronics Inc (a)	281	21,654
Avnet Inc	515	22,336
Corning Inc	653	21,614
FLIR Systems Inc	131	6,233
Fortive Corp	82	6,879
Garmin Ltd	184	15,888
Gentex Corp	760	15,717
Jabil Inc	801	21,299
PerkinElmer Inc	71	6,842
TE Connectivity Ltd	188	15,181
Trimble Inc (a)	168	6,787
Woodward Inc	160	15,182
		$175,612

Engineering & Construction - 1.86%
EMCOR Group Inc	315	23,020
Jacobs Engineering Group Inc	308	23,158
MasTec Inc (a)	526	25,301
		$71,479

Entertainment - 0.19%
Cinemark Holdings Inc	178	7,118

Environmental Control - 0.41%
Republic Services Inc	197	15,835

Food - 2.20%
Flowers Foods Inc	328	6,993
General Mills Inc	142	7,349
Ingredion Inc	167	15,813
Kroger Co/The	527	12,964
Performance Food Group Co (a)	401	15,896
Pilgrim's Pride Corp (a)	1,155	25,745
		$84,760

Forest Products & Paper - 0.59%
International Paper Co	489	22,626

Hand/Machine Tools - 2.05%
Colfax Corp (a)	859	25,495
Regal Beloit Corp	271	22,187
Snap-on Inc	97	15,182
Stanley Black & Decker Inc	117	15,932
		$78,796

Healthcare - Products - 3.22%
Becton Dickinson and Co	62	15,483
Cooper Cos Inc/The	24	7,108

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Products (continued)
Danaher Corp	122	$16,106
DENTSPLY SIRONA Inc	544	26,977
Globus Medical Inc, Class A (a)	138	6,819
Henry Schein Inc (a)	113	6,792
ICU Medical Inc (a)	27	6,462
Integra LifeSciences Holdings Corp (a)	280	15,602
Medtronic PLC	171	15,575
Thermo Fisher Scientific Inc	26	7,117
		$124,041

Healthcare - Services - 3.62%
Anthem Inc	52	14,923
Catalent Inc (a)	358	14,531
Centene Corp (a)	368	19,541
IQVIA Holdings Inc (a)	48	6,905
Laboratory Corp of America Holdings (a)	104	15,910
Quest Diagnostics Inc	259	23,289
Teladoc Health Inc (a)	104	5,782
Universal Health Services Inc, Class B	163	21,805
WellCare Health Plans Inc (a)	61	16,455
		$139,141

Home Builders - 1.23%
DR Horton Inc	576	23,835
PulteGroup Inc	842	23,542
		$47,377

Home Furnishings - 0.77%
Dolby Laboratories Inc, Class A	238	14,987
Whirlpool Corp	109	14,485
		$29,472

Insurance - 3.71%
Alleghany Corp (a)	17	10,411
American International Group Inc	385	16,578
American National Insurance Co	113	13,653
Arch Capital Group Ltd (a)	153	4,945
AXA Equitable Holdings Inc	584	11,762
Axis Capital Holdings Ltd	196	10,737
Chubb Ltd	37	5,183
Enstar Group Ltd (a)	63	10,962
Hartford Financial Services Group Inc/The	101	5,022
Loews Corp	350	16,775
Old Republic International Corp	239	5,000
Prudential Financial Inc	174	15,987
Reinsurance Group of America Inc	77	10,932
RenaissanceRe Holdings Ltd	34	4,879
		$142,826

Internet - 0.38%
Snap Inc (a)	685	7,549
Twitter Inc (a)	218	7,168
		$14,717

Iron & Steel - 0.52%
Allegheny Technologies Inc (a)	782	19,996

Leisure Time - 1.06%
Brunswick Corp	293	14,747
Carnival Corp	388	19,679
Harley-Davidson Inc	181	6,455
		$40,881

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Lodging - 0.33%
Boyd Gaming Corp	226	$6,183
Wyndham Hotels & Resorts Inc	128	6,399
		$12,582

Machinery - Construction & Mining - 0.56%
Oshkosh Corp	288	21,637

Machinery - Diversified - 2.81%
AGCO Corp	336	23,369
Cummins Inc	102	16,103
Dover Corp	74	6,941
Flowserve Corp	348	15,709
Gardner Denver Holdings Inc (a)	575	15,991
Middleby Corp/The (a)	55	7,151
Roper Technologies Inc	21	7,181
Wabtec Corp	211	15,555
		$108,000

Media - 2.24%
Altice USA Inc, Class A	308	6,616
Liberty Media Corp-Liberty Braves, Series C (a)	241	6,693
Madison Square Garden Co/The (a)	54	15,829
New York Times Co/The Class A	204	6,701
News Corp, Class A	1,746	21,720
Viacom Inc, Class B	779	21,866
Walt Disney Co/The	60	6,662
		$86,087

Metal Fabrication & Hardware - 0.75%
RBC Bearings Inc (a)	48	6,104
Timken Co/The	524	22,857
		$28,961

Mining - 1.03%
Newmont Mining Corp	667	23,858
Royal Gold Inc	175	15,913
		$39,771

Miscellaneous Manufacture - 2.87%
Carlisle Cos Inc	126	15,450
Crane Co	183	15,485
Eaton Corp PLC	281	22,637
Hexcel Corp	93	6,432
Ingersoll-Rand PLC	64	6,909
ITT Inc	268	15,544
Parker-Hannifin Corp	38	6,522
Textron Inc	419	21,227
		$110,206

Office & Business Equipment - 0.61%
Xerox Corp	736	23,537

Oil & Gas - 1.23%
Anadarko Petroleum Corp	355	16,145
Continental Resources Inc (a)	346	15,490
EOG Resources Inc	164	15,610
		$47,245

Oil & Gas Services - 2.15%
Baker Hughes a GE Co	862	23,895
Halliburton Co	503	14,738
National Oilwell Varco Inc	808	21,525

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas Services (continued)
Schlumberger Ltd	516	$22,482
		$82,640

Packaging & Containers - 1.04%
Graphic Packaging Holding Co	1,866	23,568
Sonoco Products Co	267	16,428
		$39,996

Pharmaceuticals - 2.26%
Allergan PLC	163	23,865
Cardinal Health Inc	412	19,838
Jazz Pharmaceuticals PLC (a)	112	16,010
Madrigal Pharmaceuticals Inc (a)	51	6,388
McKesson Corp	122	14,281
Pfizer Inc	155	6,583
		$86,965

Pipelines - 0.19%
ONEOK Inc	105	7,333

REITs - 4.59%
American Homes 4 Rent, Class A	511	11,610
Apple Hospitality REIT Inc	1,010	16,463
Blackstone Mortgage Trust Inc, Class A	324	11,197
Cousins Properties Inc	525	5,072
Equity Commonwealth	342	11,180
Hudson Pacific Properties Inc	150	5,163
Invitation Homes Inc	217	5,280
Kimco Realty Corp	635	11,747
Medical Properties Trust Inc	274	5,072
RLJ Lodging Trust	896	15,743
Sabra Health Care REIT Inc	919	17,893
Senior Housing Properties Trust	386	4,547
SL Green Realty Corp	123	11,060
Spirit Realty Capital Inc	289	11,482
Starwood Property Trust Inc	223	4,984
Sunstone Hotel Investors Inc	332	4,781
VEREIT Inc	1,401	11,726
VICI Properties Inc	524	11,465
		$176,465

Retail - 4.86%
Advance Auto Parts Inc	42	7,162
American Eagle Outfitters Inc	757	16,783
CarMax Inc (a)	108	7,538
Casey's General Stores Inc	50	6,438
Dollar Tree Inc (a)	160	16,806
Foot Locker Inc	260	15,756
Gap Inc/The	608	15,917
Kohl's Corp	336	23,107
MSC Industrial Direct Co Inc	80	6,617
Tapestry Inc	442	14,361
Target Corp	92	7,384
Tiffany & Co	71	7,494
Urban Outfitters Inc (a)	501	14,850
Walgreens Boots Alliance Inc	217	13,730
Walmart Inc	68	6,632
Williams-Sonoma Inc	115	6,471
		$187,046

Savings & Loans - 1.07%
Investors Bancorp Inc	888	10,523
New York Community Bancorp Inc	1,331	15,400

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Savings & Loans (continued)
People's United Financial Inc	937	$15,404
		$41,327

Semiconductors - 4.02%
Analog Devices Inc	147	15,475
AVX Corp	1,250	21,675
Cypress Semiconductor Corp	1,451	21,649
Entegris Inc	190	6,781
Intel Corp	292	15,680
IPG Photonics Corp (a)	100	15,178
Lam Research Corp	38	6,802
Marvell Technology Group Ltd	1,140	22,675
Microchip Technology Inc	77	6,388
Silicon Laboratories Inc (a)	83	6,711
Skyworks Solutions Inc	189	15,589
		$154,603

Software - 1.29%
Activision Blizzard Inc	159	7,240
Akamai Technologies Inc (a)	96	6,884
Ceridian HCM Holding Inc (a)	137	7,028
Cerner Corp (a)	120	6,865
Fidelity National Information Services Inc	62	7,012
SS&C Technologies Holdings Inc	109	6,942
Synopsys Inc (a)	66	7,600
		$49,571

Telecommunications - 2.08%
AT&T Inc	730	22,893
Ciena Corp (a)	362	13,517
Juniper Networks Inc	827	21,891
T-Mobile US Inc (a)	315	21,766
		$80,067

Transportation - 2.96%
Kansas City Southern	209	24,240
Kirby Corp (a)	302	22,683
Knight-Swift Transportation Holdings Inc	666	21,765
Norfolk Southern Corp	86	16,072
Old Dominion Freight Line Inc	45	6,498
Ryder System Inc	366	22,688
		$113,946
TOTAL COMMON STOCKS		$3,828,893
Total Investments		$3,828,893
Other Assets and Liabilities - 0.48%		18,641
TOTAL NET ASSETS - 100.00%		$3,847,534

(a) Non-income producing security

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

March 31, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Industrial	24.50%
Financial	19.27%
Consumer, Non-cyclical	17.74%
Consumer, Cyclical	14.23%
Technology	9.11%
Basic Materials	6.09%
Communications	5.01%
Energy	3.57%
Other Assets and Liabilities	0.48%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

COMMON STOCKS -	19.56%	Shares Held	Value

Apparel - 0.20%
VF Corp		6,943	$603,416

Banks - 4.61%
Bank of Hawaii Corp		21,255	1,676,382
Bank of Nova Scotia/The		31,780	1,693,238
Columbia Banking System Inc		39,892	1,304,069
Cullen / Frost Bankers Inc		17,400	1,689,018
East West Bancorp Inc		31,344	1,503,572
JPMorgan Chase & Co		17,077	1,728,705
PacWest Bancorp		32,842	1,235,188
SunTrust Banks Inc		9,264	548,892
US Bancorp		22,391	1,079,022
Washington Trust Bancorp Inc		32,681	1,573,590
			$14,031,676

Chemicals - 0.40%
Albemarle Corp		5,232	428,920
DowDuPont Inc		14,714	784,403
			$1,213,323

Computers - 0.43%
Apple Inc		6,904	1,311,415

Diversified Financial Services - 0.69%
BGC Partners Inc, Class A		192,157	1,020,354
BlackRock Inc		2,533	1,082,528
			$2,102,882

Electric - 2.22%
ALLETE Inc		18,784	1,544,608
Eversource Energy		10,455	741,782
GenOn Energy Inc (a),(b)		8,401	1,176,123
WEC Energy Group Inc		21,097	1,668,351
Xcel Energy Inc		28,816	1,619,747
			$6,750,611

Food - 0.48%
B&G Foods Inc		36,981	903,076
Hormel Foods Corp		7,097	317,662
Tyson Foods Inc, Class A		3,366	233,701
			$1,454,439

Healthcare - Products -	0.80%
Abbott Laboratories		17,113	1,368,013
Medtronic PLC		11,851	1,079,389
			$2,447,402

Leisure Time - 0.14%
Acushnet Holdings Corp		19,066	441,187

Machinery - Diversified - 0.29%
Deere & Co		5,478	875,604

Oil & Gas - 2.40%
Chevron Corp		12,597	1,551,698
Exxon Mobil Corp		19,826	1,601,941
HollyFrontier Corp		24,834	1,223,571
Marathon Petroleum Corp		22,450	1,343,633
Occidental Petroleum Corp		23,829	1,577,480
			$7,298,323

Pharmaceuticals - 1.72%
Johnson & Johnson		11,440	1,599,198
Merck & Co Inc		23,105	1,921,643

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Pfizer Inc	40,384	$1,715,108
		$5,235,949

Pipelines - 1.06%
EnLink Midstream LLC	86,842	1,109,841
Plains GP Holdings LP, Class A	26,628	663,570
Targa Resources Corp	34,788	1,445,441
		$3,218,852

Real Estate - 0.23%
Newmark Group Inc, Class A	86,054	717,690

REITs - 2.51%
Annaly Capital Management Inc	55,325	552,697
Digital Realty Trust Inc	14,838	1,765,722
EPR Properties	24,690	1,898,661
Medical Properties Trust Inc	108,180	2,002,412
Omega Healthcare Investors Inc	37,001	1,411,588
		$7,631,080

Semiconductors - 0.52%
Applied Materials Inc	10,335	409,886
Microchip Technology Inc	14,059	1,166,335
		$1,576,221

Telecommunications - 0.50%
BCE Inc	34,531	1,532,831

Toys, Games & Hobbies - 0.36%
Hasbro Inc	12,999	1,105,175
TOTAL COMMON STOCKS		$59,548,076

PREFERRED STOCKS - 7.67%	Shares Held	Value

Banks - 2.53%
Bank of America Corp; Series EE
6.00%, 04/25/2021 (c)	10,000	$259,200
Bank of America Corp; Series K
(3-month USD LIBOR + 1.33%),
6.45%, 12/15/2066 (d)	15,000	391,650
Bank of America Corp; Series Y
6.50%, 01/27/2020 (c)	20,000	513,200
Goldman Sachs Group Inc/The; Series B
6.20%, 05/22/2019 (c)	7,500	204,225
Goldman Sachs Group Inc/The; Series N
6.30%, 05/10/2021 (c)	40,000	1,042,400
JPMorgan Chase & Co; Series BB
6.15%, 09/01/2020 (c)	25,000	657,000
KeyCorp; Series F
5.65%, 12/15/2023 (c)	70,000	1,725,500
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (c),(d)	25,000	667,000
Morgan Stanley; Series E
(3-month USD LIBOR + 4.32%),
7.13%, 10/15/2023 (c),(d)	35,000	984,200
Wells Fargo & Co; Series Y
5.63%, 06/15/2022 (c)	50,000	1,265,000
		$7,709,375

Electric - 1.39%
Alabama Power Co; Series Y
5.00%, 10/01/2022 (c)	50,000	1,286,000

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

Electric (continued)
Duke Energy Corp
5.13%, 01/15/2073	16,000	$393,600
Duke Energy Corp; Series A
5.75%, 06/15/2024 (c)	35,000	891,450
Entergy Louisiana LLC
4.88%, 09/01/2021	25,000	625,750
Entergy Mississippi Inc
4.90%, 10/01//2026	25,000	623,000
NextEra Energy Capital Holdings Inc; Series I
5.13%, 11/15/2072	16,000	398,560
		$4,218,360

Gas - 0.39%
NiSource Inc
6.50%, 03/15/2024	45,000	1,185,750

Hand/Machine Tools - 0.21%
Stanley Black & Decker Inc
5.75%, 07/25/2052	25,000	640,000

Insurance - 0.17%
Prudential Financial Inc
5.75%, 12/15/2052	20,000	508,000

REITs - 2.87%
Boston Properties Inc; Series B
5.25%, 05/22/2019 (c)	20,000	502,200
Digital Realty Trust Inc; Series H
7.38%, 04/01/2019 (c)	55,000	1,373,900
Kimco Realty Corp; Series L
5.13%, 08/16/2022 (c)	60,000	1,414,200
Kimco Realty Corp; Series I
6.00%, 05/22/2019 (c)	15,000	381,000
PS Business Parks Inc; Series W
5.20%, 10/20/2021 (c)	39,618	951,228
PS Business Parks Inc; Series Y
5.20%, 12/07/2022 (c)	30,000	712,200
Public Storage; Series E
4.90%, 10/14/2021 (c)	15,000	356,850
Public Storage; Series G
5.05%, 08/09/2022 (c)	20,000	500,400
Public Storage; Series H
5.60%, 03/11/2024 (c)	35,000	900,900
Vornado Realty Trust; Series M
5.25%, 12/13/2022 (c)	70,000	1,641,500
		$8,734,378

Telecommunications - 0.11%
Qwest Corp
6.13%, 06/01/2053	15,000	340,950

TOTAL PREFERRED STOCKS		$23,336,813

	Principal
BONDS - 69.58%	Amount	Value

Auto Parts & Equipment - 1.66%
Titan International Inc
6.50%, 11/30/2023	$5,500,000	$5,066,875

Banks - 1.74%
Citigroup Inc
6.68%, 09/13/2043	1,000,000	1,277,443

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Banks (continued)
JPMorgan Chase & Co
(3-month USD LIBOR + 3.25)%,
5.15%, 12/29/2049 (c)	,(d)	$4,000,000	$4,027,800
			$5,305,243

Chemicals - 3.03%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025	(e)	4,000,000	4,040,000
OCI NV
6.63%, 04/15/2023	(e)	5,000,000	5,185,000
			$9,225,000

Commercial Services - 0.99%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023		3,000,000	3,022,500

Computers - 1.06%
Dell International LLC / EMC Corp
6.02%, 06/15/2026	(e)	3,000,000	3,226,653

Diversified Financial Services - 1.02%
Jefferies Group LLC
6.25%, 01/15/2036		3,000,000	3,107,119

Electric - 4.74%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076	(d)	3,000,000	3,202,500
GenOn Energy Inc
0.00%, 10/15/2020 (a)	,(b),(f)	3,100,000	—
GenOn Energy Inc / NRG Americas Inc
(6-month USD LIBOR + 6.50%),
9.39%, 12/01/2023	(d)	672,069	667,028
NRG Energy Inc
6.25%, 05/01/2024		2,000,000	2,065,000
PPL Capital Funding Inc
(3-month USD LIBOR + 2.67%),
5.27%, 03/30/2067	(d)	4,000,000	3,670,000
Talen Energy Supply LLC
4.60%, 12/15/2021		5,000,000	4,837,500
			$14,442,028

Entertainment - 0.59%
AMC Entertainment Holdings Inc
6.13%, 05/15/2027		2,000,000	1,807,500

Environmental Control - 4.96%
Advanced Disposal Services Inc
5.63%, 11/15/2024	(e)	4,000,000	4,080,000
Covanta Holding Corp
5.88%, 03/01/2024		5,000,000	5,125,000
5.88%, 07/01/2025		2,000,000	2,035,000
Waste Pro USA Inc
5.50%, 02/15/2026	(e)	4,000,000	3,850,000
			$15,090,000

Food - 1.32%
B&G Foods Inc
4.63%, 06/01/2021		2,000,000	1,995,000
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025	(e)	1,000,000	1,025,000
7.25%, 06/01/2021	(e)	1,000,000	1,007,000
			$4,027,000

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Healthcare - Products - 1.94%
Hologic Inc
4.63	%,	02/01/2028	(e)	$6,000,000	$5,895,000

Healthcare - Services - 5.20%
Encompass Health Corp
5.75	%,	09/15/2025		3,000,000	3,048,750
HCA Inc
5.63	%,	09/01/2028		3,000,000	3,172,500
5.88	%,	05/01/2023		2,000,000	2,132,500
Surgery Center Holdings Inc
6.75	%,	07/01/2025	(e)	3,500,000	3,167,500
Tenet Healthcare Corp
8.13	%,	04/01/2022		4,000,000	4,303,400
					$15,824,650

Home Builders - 2.03%
KB Home
7.50	%,	09/15/2022		2,000,000	2,185,000
PulteGroup Inc
6.38	%,	05/15/2033		4,000,000	3,985,000
					$6,170,000

Insurance - 1.33%
MetLife Inc
9.25	%,	04/08/2038	(e)	3,000,000	4,035,000

Internet - 0.34%
VeriSign Inc
5.25	%,	04/01/2025		1,000,000	1,047,500

Iron & Steel - 1.78%
Allegheny Technologies Inc
7.88	%,	08/15/2023		3,000,000	3,251,250
ArcelorMittal
6.25	%,	02/25/2022		2,000,000	2,158,000
					$5,409,250

Lodging - 1.02%
Boyd Gaming Corp
6.88	%,	05/15/2023		3,000,000	3,116,250

Media - 5.81%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13	%,	05/01/2027	(e)	1,000,000	1,006,250
5.75	%,	01/15/2024		2,000,000	2,052,500
CSC Holdings LLC
6.75	%,	11/15/2021		3,000,000	3,206,250
DISH DBS Corp
5.88	%,	11/15/2024		4,000,000	3,360,000
Sirius XM Radio Inc
5.38	%,	04/15/2025	(e)	4,000,000	4,105,000
Viacom Inc
(3-month USD LIBOR + 3.90%),
5.88	%,	02/28/2057	(d)	2,000,000	1,940,000
(3-month USD LIBOR + 3.90%),
6.25	%,	02/28/2057	(d)	2,000,000	2,005,000
					$17,675,000

Mining - 1.30%
Freeport-McMoRan Inc
3.88	%,	03/15/2023		4,000,000	3,942,440

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Mortgage Backed Securities - 6.54%
Citigroup Commercial Mortgage Trust 2015-GC29
4.14	%,	04/10/2048	(g)	$750,000	$753,768
COMM 2014-UBS3 Mortgage Trust
4.78	%,	06/10/2047	(g)	2,000,000	2,026,260
COMM 2015-CCRE22 Mortgage Trust
4.12	%,	03/10/2048	(g)	500,000	510,933
GS Mortgage Securities Trust 2013-GC13
4.08	%,	07/10/2046 (e) ,(g)		500,000	505,081
GS Mortgage Securities Trust 2013-GCJ12
4.18	%,	06/10/2046	(g)	2,000,000	1,992,074
GS Mortgage Securities Trust 2014-GC20
4.97	%,	04/10/2047	(g)	2,000,000	2,031,163
GS Mortgage Securities Trust 2014-GC24
4.53	%,	09/10/2047	(g)	500,000	450,077
GS Mortgage Securities Trust 2015-GC32
4.41	%,	07/10/2048	(g)	1,241,000	1,277,314
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.38	%,	12/15/2047 (e) ,(g)		1,750,000	1,660,112
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.24	%,	01/15/2049 (e) ,(g)		1,000,000	930,890
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.68	%,	04/15/2047	(g)	2,000,000	2,061,203
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.46	%,	08/15/2050		1,000,000	998,257
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59	%,	02/15/2048	(e)	1,425,000	1,275,391
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.47	%,	09/15/2048	(g)	1,600,000	1,596,386
WFRBS Commercial Mortgage Trust 2013-C14
3.98	%,	06/15/2046 (e) ,(g)		500,000	457,430
WFRBS Commercial Mortgage Trust 2014-C22
3.76	%,	09/15/2057	(g)	1,000,000	970,741
3.90	%,	09/15/2057 (e) ,(g)		500,000	407,857
					$19,904,937

Office & Business Equipment - 0.69%
CDW LLC / CDW Finance Corp
5.50	%,	12/01/2024		2,000,000	2,102,500

Oil & Gas - 5.60%
Gulfport Energy Corp
6.38	%,	01/15/2026		6,000,000	5,310,000
Nabors Industries Inc
5.50	%,	01/15/2023		2,000,000	1,909,000
Rowan Cos Inc
4.75	%,	01/15/2024		3,000,000	2,433,750
4.88	%,	06/01/2022		2,000,000	1,862,500
W&T Offshore Inc
9.75	%,	11/01/2023	(e)	3,000,000	2,988,750
Whiting Petroleum Corp
5.75	%,	03/15/2021		2,500,000	2,528,750
					$17,032,750

Oil & Gas Services - 2.24%
Archrock Partners LP / Archrock Partners Finance Corp
6.00	%,	04/01/2021		2,000,000	1,998,500
6.00	%,	10/01/2022		2,000,000	2,015,000
Weatherford International Ltd
4.50	%,	04/15/2022		4,000,000	2,800,000
					$6,813,500

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Packaging & Containers - 1.00%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group
Issuer (Luxembourg) S.A.
5.13	%,	07/15/2023	(e)	$3,000,000	$3,048,750

Pharmaceuticals - 1.69%
HLF Financing Sarl LLC / Herbalife International Inc
7.25	%,	08/15/2026	(e)	5,000,000	5,150,000

Pipelines - 3.77%
EnLink Midstream Partners LP
4.15	%,	06/01/2025		5,000,000	4,812,500
4.85	%,	07/15/2026		750,000	744,525
NGPL PipeCo LLC
4.88	%,	08/15/2027	(e)	2,000,000	2,020,000
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63	%,	05/20/2075	(d)	4,000,000	3,910,800
					$11,487,825

REITs - 1.44%
CBL & Associates LP
5.95	%,	12/15/2026		6,000,000	4,380,000

Storage/Warehousing - 1.00%
Mobile Mini Inc
5.88	%,	07/01/2024		3,000,000	3,052,500

Telecommunications - 2.75%
Sprint Corp
7.88	%,	09/15/2023		4,000,000	4,190,000
T-Mobile USA Inc
6.38	%,	03/01/2025		4,000,000	4,165,200
					$8,355,200

Transportation - 1.00%
XPO Logistics Inc
6.50	%,	06/15/2022	(e)	3,000,000	3,056,250
TOTAL BONDS					$211,819,220
Total Investments					$294,704,109
Other Assets and Liabilities - 3.19%					9,703,408
TOTAL NET ASSETS - 100.00%					$304,407,517

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,122,914 or 20.41% of net assets.
(f)	Security is defaulted.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
March 31, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	19.14%
Energy	15.06%
Consumer, Non-cyclical	14.14%
Communications	9.51%
Utilities	8.74%
Industrial	7.46%
Consumer, Cyclical	7.02%
Mortgage Securities	6.54%
Basic Materials	6.50%
Technology	2.70%
Other Assets and Liabilities	3.19%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.82%	Shares Held	Value

Biotechnology - 46.49%
Abeona Therapeutics Inc (a)	5,963	$43,888
ACADIA Pharmaceuticals Inc (a)	19,397	520,809
Acceleron Pharma Inc (a)	6,990	325,524
Achillion Pharmaceuticals Inc (a)	20,512	60,716
Acorda Therapeutics Inc (a)	7,027	93,389
Adverum Biotechnologies Inc (a)	9,202	48,218
Agenus Inc (a)	12,859	38,191
Alder Biopharmaceuticals Inc (a)	10,718	146,301
Alnylam Pharmaceuticals Inc (a)	15,554	1,453,521
AMAG Pharmaceuticals Inc (a)	5,103	65,727
Amicus Therapeutics Inc (a)	28,733	390,769
AnaptysBio Inc (a)	3,659	267,290
Arena Pharmaceuticals Inc (a)	7,665	343,622
ArQule Inc (a)	16,106	77,148
Arrowhead Pharmaceuticals Inc (a)	13,730	251,945
Assembly Biosciences Inc (a)	2,997	59,011
Atara Biotherapeutics Inc (a)	6,931	275,507
Audentes Therapeutics Inc (a)	5,871	229,086
AVEO Pharmaceuticals Inc (a)	17,510	14,360
Avrobio Inc (a)	3,542	78,101
Axovant Sciences Ltd (a)	18,069	24,032
BioCryst Pharmaceuticals Inc (a)	17,172	139,780
Biohaven Pharmaceutical Holding Co Ltd (a)	5,911	304,239
BioMarin Pharmaceutical Inc (a)	19,838	1,762,210
Bluebird Bio Inc (a)	8,340	1,312,132
Blueprint Medicines Corp (a)	6,804	544,660
Cara Therapeutics Inc (a)	5,815	114,090
CRISPR Therapeutics AG (a)	7,247	258,863
Cymabay Therapeutics Inc (a)	6,476	86,001
CytomX Therapeutics Inc (a)	6,655	71,541
Deciphera Pharmaceuticals Inc (a)	5,904	137,032
Denali Therapeutics Inc (a)	14,360	333,439
Dicerna Pharmaceuticals Inc (a)	7,837	114,812
Dynavax Technologies Corp (a)	5,698	41,652
Editas Medicine Inc (a)	7,488	183,082
Epizyme Inc (a)	10,934	135,472
Esperion Therapeutics Inc (a)	4,192	168,309
Evolus Inc (a)	3,948	89,106
Exact Sciences Corp (a)	15,110	1,308,828
Fate Therapeutics Inc (a)	7,810	137,222
FibroGen Inc (a)	13,051	709,322
Five Prime Therapeutics Inc (a)	5,267	70,578
Geron Corp (a)	27,177	45,114
GlycoMimetics Inc (a)	6,372	79,395
GTx Inc (a)	3,559	4,271
Halozyme Therapeutics Inc (a)	22,416	360,898
ImmunoGen Inc (a)	22,057	59,774
Immunomedics Inc (a)	28,449	546,505
Incyte Corp (a)	27,841	2,394,604
Inovio Pharmaceuticals Inc (a)	13,542	50,512
Insmed Inc (a)	11,728	340,933
Intercept Pharmaceuticals Inc (a)	4,584	512,766
Intrexon Corp (a)	18,575	97,705
Ionis Pharmaceuticals Inc (a)	21,212	1,721,778
Iovance Biotherapeutics Inc (a)	15,019	142,831
Karyopharm Therapeutics Inc (a)	8,964	52,350
Lexicon Pharmaceuticals Inc (a)	15,671	87,131
MacroGenics Inc (a)	6,641	119,405
Medicines Co/The (a)	11,292	315,611
NeoGenomics Inc (a)	12,507	255,893
Novavax Inc (a)	60,235	33,183
Omeros Corp (a)	7,187	124,838
Pieris Pharmaceuticals Inc (a)	7,971	26,703

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Prothena Corp PLC (a)	5,897	$71,531
PTC Therapeutics Inc (a)	7,650	287,946
Puma Biotechnology Inc (a)	5,965	231,382
Radius Health Inc (a)	7,155	142,671
REGENXBIO Inc (a)	5,416	310,391
Retrophin Inc (a)	6,360	143,927
Rigel Pharmaceuticals Inc (a)	24,634	63,309
Rocket Pharmaceuticals Inc (a)	5,832	102,293
Sage Therapeutics Inc (a)	7,212	1,147,069
Sangamo Therapeutics Inc (a)	15,987	152,516
Seattle Genetics Inc (a)	24,524	1,796,138
Solid Biosciences Inc (a)	5,244	48,245
Sorrento Therapeutics Inc (a)	12,942	61,475
Spark Therapeutics Inc (a)	5,743	654,013
Spectrum Pharmaceuticals Inc (a)	16,569	177,123
Stemline Therapeutics Inc (a)	4,471	57,452
Theravance Biopharma Inc (a)	8,428	191,063
Ultragenyx Pharmaceutical Inc (a)	7,788	540,176
Verastem Inc (a)	10,892	32,240
Vericel Corp (a)	5,394	94,449
Viking Therapeutics Inc (a)	7,539	74,938
ZIOPHARM Oncology Inc (a)	19,513	75,125
		$26,657,197

Energy-Alternate Sources - 0.03%
Amyris Inc (a)	7,454	15,579

Healthcare - Products - 19.09%
Accelerate Diagnostics Inc (a)	8,038	168,959
AtriCure Inc (a)	5,185	138,906
AxoGen Inc (a)	5,115	107,722
BioLife Solutions Inc (a)	2,436	43,580
Cardiovascular Systems Inc (a)	5,119	197,901
CareDx Inc (a)	5,720	180,294
Cerus Corp (a)	21,059	131,198
Cutera Inc (a)	2,047	36,150
DENTSPLY SIRONA Inc	34,346	1,703,218
Endologix Inc (a)	1,210	7,998
Genomic Health Inc (a)	5,562	389,618
Glaukos Corp (a)	5,236	410,345
Haemonetics Corp (a)	8,002	700,015
Inspire Medical Systems Inc (a)	3,341	189,702
Insulet Corp (a)	8,846	841,166
Intersect ENT Inc (a)	4,452	143,132
Invacare Corp	4,863	40,703
iRhythm Technologies Inc (a)	3,458	259,212
Natus Medical Inc (a)	5,216	132,382
Nevro Corp (a)	4,339	271,231
Novocure Ltd (a)	14,377	692,540
OPKO Health Inc (a)	85,061	222,009
Quidel Corp (a)	4,923	322,309
Sientra Inc (a)	4,208	36,105
STAAR Surgical Co (a)	6,413	219,260
Surmodics Inc (a)	1,976	85,917
Tandem Diabetes Care Inc (a)	8,882	564,007
Teleflex Inc	7,071	2,136,573
ViewRay Inc (a)	10,013	73,996
Wright Medical Group NV (a)	15,926	500,873
		$10,947,021

Healthcare - Services - 6.80%
Brookdale Senior Living Inc (a)	28,418	186,990
Capital Senior Living Corp (a)	4,430	17,676

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Services (continued)
Community Health Systems Inc (a)	16,819	$62,735
Invitae Corp (a)	8,456	198,040
Molina Healthcare Inc (a)	8,813	1,251,093
Natera Inc (a)	9,574	197,416
R1 RCM Inc (a)	17,258	166,885
Surgery Partners Inc (a)	7,224	81,487
Syneos Health Inc (a)	15,920	824,019
Teladoc Health Inc (a)	7,088	394,093
Tenet Healthcare Corp (a)	15,428	444,943
Triple-S Management Corp, Class B (a)	3,292	75,123
		$3,900,500

Pharmaceuticals - 26.97%
Achaogen Inc (a)	6,691	3,053
Aclaris Therapeutics Inc (a)	4,585	27,464
Adamas Pharmaceuticals Inc (a)	4,025	28,618
Aerie Pharmaceuticals Inc (a)	6,878	326,705
Agios Pharmaceuticals Inc (a)	8,993	606,488
Aimmune Therapeutics Inc (a)	8,962	200,301
Akebia Therapeutics Inc (a)	8,444	69,156
Akorn Inc (a)	18,567	65,356
Alkermes PLC (a)	24,031	876,891
Amneal Pharmaceuticals Inc (a)	17,578	249,080
Apellis Pharmaceuticals Inc (a)	8,315	162,142
Array BioPharma Inc (a)	32,903	802,175
Assertio Therapeutics Inc (a)	9,461	47,967
Athenex Inc (a)	9,820	120,295
Bellicum Pharmaceuticals Inc (a)	6,417	21,625
Clovis Oncology Inc (a)	8,074	200,397
Coherus Biosciences Inc (a)	10,648	145,239
Collegium Pharmaceutical Inc (a)	4,917	74,443
Corbus Pharmaceuticals Holdings Inc (a)	8,467	58,846
Dermira Inc (a)	6,221	84,295
DexCom Inc (a)	13,096	1,559,734
Dova Pharmaceuticals Inc (a)	4,174	37,107
Endo International PLC (a)	34,788	279,348
Flexion Therapeutics Inc (a)	5,598	69,863
G1 Therapeutics Inc (a)	4,944	82,070
Global Blood Therapeutics Inc (a)	8,080	427,674
Heron Therapeutics Inc (a)	5,756	140,677
Horizon Pharma PLC (a)	25,812	682,211
Insys Therapeutics Inc (a)	10,988	50,765
Intellia Therapeutics Inc (a)	6,394	109,209
Intra-Cellular Therapies Inc (a)	8,098	98,634
Ironwood Pharmaceuticals Inc (a)	21,186	286,647
Kala Pharmaceuticals Inc (a)	3,639	30,094
Kura Oncology Inc (a)	5,621	93,252
La Jolla Pharmaceutical Co (a)	2,701	17,367
Madrigal Pharmaceuticals Inc (a)	2,168	271,564
MannKind Corp (a)	22,644	44,609
Marinus Pharmaceuticals Inc (a)	5,998	25,072
Mirati Therapeutics Inc (a)	4,406	322,960
Momenta Pharmaceuticals Inc (a)	12,283	178,472
MyoKardia Inc (a)	6,102	317,243
Nektar Therapeutics (a)	26,658	895,709
Neurocrine Biosciences Inc (a)	13,983	1,231,902
Ocular Therapeutix Inc (a)	4,300	17,071
Optinose Inc (a)	6,101	62,840
Pacira Pharmaceuticals Inc (a)	6,259	238,218
Paratek Pharmaceuticals Inc (a)	4,696	25,171
Portola Pharmaceuticals Inc (a)	10,096	350,331
Progenics Pharmaceuticals Inc (a)	12,499	57,995
Reata Pharmaceuticals Inc, Class A (a)	3,614	308,889

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Revance Therapeutics Inc (a)		5,468	$86,176
Rhythm Pharmaceuticals Inc (a)		5,362	146,972
Sarepta Therapeutics Inc (a)		10,265	1,223,485
Senseonics Holdings Inc (a)		26,054	63,832
TG Therapeutics Inc (a)		8,042	64,658
TherapeuticsMD Inc (a)		36,104	175,826
uniQure NV (a)		5,801	346,030
Unum Therapeutics Inc (a)		4,421	19,408
Vanda Pharmaceuticals Inc (a)		8,010	147,384
Vital Therapies Inc (a)		6,271	1,236
Voyager Therapeutics Inc (a)		4,801	91,891
Xencor Inc (a)		8,484	263,513
Zogenix Inc (a)		6,364	350,084
			$15,463,729

Retail - 0.14%
PetIQ Inc (a)		2,495	78,368

Software - 0.30%
Tabula Rasa HealthCare Inc (a)		3,067	173,040
TOTAL COMMON STOCKS			$57,235,434
Total Investments			$57,235,434
Other Assets and Liabilities - 0.18%			102,104
TOTAL NET ASSETS - 100.00%			$57,337,538

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	99.35%
Technology	0.30%
Consumer, Cyclical	0.14%
Energy	0.03%
Other Assets and Liabilities	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 98.68%	Shares Held	Value

Advertising - 0.51%
Dentsu Inc	800	$33,745
Hakuhodo DY Holdings Inc	400	6,417
Publicis Groupe SA	594	31,804
		$71,966

Aerospace & Defense - 1.06%
CAE Inc	300	6,647
Meggitt PLC	2,378	15,573
MTU Aero Engines AG	70	15,846
Safran SA	809	110,941
		$149,007

Agriculture - 1.01%
British American Tobacco PLC	2,757	114,692
Swedish Match AB	558	28,442
		$143,134

Airlines - 0.45%
International Consolidated Airlines Group SA	5,490	36,610
Qantas Airways Ltd	6,558	26,356
		$62,966

Apparel - 3.07%
adidas AG	311	75,564
Gildan Activewear Inc	142	5,106
Hermes International	66	43,548
Kering SA	196	112,394
LVMH Moet Hennessy Louis Vuitton SE	485	178,393
Moncler SpA	463	18,656
		$433,661

Auto Manufacturers - 2.55%
Bayerische Motoren Werke AG	1,078	83,136
Honda Motor Co Ltd	2,800	75,665
Nissan Motor Co Ltd	9,760	79,979
Renault SA	1,086	71,765
Suzuki Motor Corp	1,100	48,613
		$359,158

Auto Parts & Equipment - 0.91%
Aisin Seiki Co Ltd	400	14,274
CIE Automotive SA	205	5,514
Cie Plastic Omnium SA	193	5,138
Continental AG	298	44,861
Faurecia SA	332	13,958
Hella GmbH & Co KGaA	95	4,177
Magna International Inc	497	24,200
NGK Spark Plug Co Ltd	300	5,560
Stanley Electric Co Ltd	200	5,369
Yokohama Rubber Co Ltd/The	300	5,565
		$128,616

Banks - 10.98%
Bank Leumi Le-Israel BM	8,359	54,559
Bank of Montreal	1,868	139,770
Canadian Imperial Bank of Commerce	1,964	155,198
DBS Group Holdings Ltd	4,600	85,636
DNB ASA	2,120	39,033
FinecoBank Banca Fineco SpA	1,422	18,703
Hang Seng Bank Ltd	1,000	24,675
Intesa Sanpaolo SpA	42,962	104,626
KBC Group NV	345	24,102

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Macquarie Group Ltd	1,142	$104,944
National Bank of Canada	1,614	72,840
Royal Bank of Canada	2,730	205,963
Skandinaviska Enskilda Banken AB, Class A	4,977	43,082
Sumitomo Mitsui Financial Group Inc	4,800	167,868
Svenska Handelsbanken AB, Class A	3,246	34,250
Swedbank AB, Class A	2,818	39,812
Toronto-Dominion Bank/The	3,608	195,796
United Overseas Bank Ltd	2,100	39,033
		$1,549,890

Beverages - 4.60%
Anheuser-Busch InBev SA	1,037	86,965
Asahi Group Holdings Ltd	1,000	44,483
Coca-Cola Amatil Ltd	2,381	14,624
Coca-Cola HBC AG	799	27,213
Davide Campari-Milano SpA	1,325	13,005
Diageo PLC	5,659	231,288
Fevertree Drinks PLC	328	12,897
Kirin Holdings Co Ltd	1,800	42,917
Pernod Ricard SA	798	143,225
Royal Unibrew A/S	188	13,870
Suntory Beverage & Food Ltd	400	18,768
		$649,255

Biotechnology - 0.98%
CSL Ltd	940	130,112
Swedish Orphan Biovitrum AB (a)	364	8,539
		$138,651

Chemicals - 2.15%
Arkema SA	231	21,989
Asahi Kasei Corp	2,000	20,608
Covestro AG (b)	447	24,580
Croda International PLC	416	27,297
Koninklijke DSM NV	426	46,429
Methanex Corp	100	5,680
Mitsubishi Chemical Holdings Corp	3,100	21,800
Nissan Chemical Corp	300	13,724
Novozymes A/S, Class B	667	30,667
Shin-Etsu Chemical Co Ltd	900	75,359
Solvay SA	135	14,595
		$302,728

Coal - 0.11%
Whitehaven Coal Ltd	5,309	15,267

Commercial Services - 3.66%
Ashtead Group PLC	1,235	29,798
Atlantia SpA	937	24,269
Edenred	422	19,205
Experian PLC	2,975	80,557
Nihon M&A Center Inc	400	10,936
Park24 Co Ltd	300	6,505
Randstad NV	274	13,361
Recruit Holdings Co Ltd	1,900	54,190
RELX PLC	8,088	172,919
SGS SA	32	79,634
Wirecard AG	195	24,433
		$515,807

Computers - 1.99%
Atos SE	267	25,758

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
Capgemini SE	616	$74,697
CGI Inc (a)	433	29,767
Computershare Ltd	2,076	25,177
Logitech International SA	1,218	47,741
Nomura Research Institute Ltd	300	13,615
Obic Co Ltd	100	10,070
Otsuka Corp	300	11,193
SCSK Corp	200	8,906
Teleperformance	185	33,245
		$280,169

Construction Materials - 2.04%
Daikin Industries Ltd	500	58,513
Geberit AG	267	109,133
Kingspan Group PLC	755	34,944
Sika AG	580	81,022
Xinyi Glass Holdings Ltd	4,000	4,586
		$288,198

Distribution/Wholesale - 2.51%
Ferguson PLC	695	44,210
Inchcape PLC	1,095	8,144
ITOCHU Corp	3,200	57,818
Marubeni Corp	3,600	24,849
Mitsubishi Corp	2,900	80,435
Mitsui & Co Ltd	4,000	62,023
Sojitz Corp	6,200	21,817
Sumitomo Corp	3,000	41,442
Toyota Tsusho Corp	400	13,011
		$353,749

Diversified Financial Services - 3.21%
CI Financial Corp	418	5,705
Hargreaves Lansdown PLC	829	20,121
Hong Kong Exchanges & Clearing Ltd	3,200	111,532
IG Group Holdings PLC	937	6,346
Japan Exchange Group Inc	700	12,461
Julius Baer Group Ltd	1,660	67,067
London Stock Exchange Group PLC	1,285	79,515
Mitsubishi UFJ Lease & Finance Co Ltd	700	3,562
ORIX Corp	3,100	44,460
Partners Group Holding AG	95	69,074
SBI Holdings Inc	700	15,575
Schroders PLC	393	13,831
Tokyo Century Corp	100	4,344
		$453,593

Electric - 0.75%
A2A SpA	5,547	10,121
CLP Holdings Ltd	2,000	23,185
Fortum OYJ	1,131	23,128
Red Electrica Corp SA	2,353	50,150
		$106,584

Electrical Components & Equipment - 0.05%
Brother Industries Ltd	400	7,391

Electronics - 1.52%
Assa Abloy AB, Class B	1,830	39,504
Electrocomponents PLC	1,227	8,978
Halma PLC	1,232	26,829
Hoya Corp	700	46,164
MINEBEA MITSUMI Inc	1,400	21,007

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics (continued)
Nidec Corp	500	$63,273
Venture Corp Ltd	700	9,266
		$215,021

Engineering & Construction - 1.33%
ACS Actividades de Construccion y Servicios SA	641	28,158
Aena SME SA (b)	168	30,247
COMSYS Holdings Corp	300	8,175
Eiffage SA	385	36,994
HomeServe PLC	816	10,894
Kajima Corp	1,200	17,692
Sydney Airport	7,065	37,272
Taisei Corp	400	18,551
		$187,983

Entertainment - 0.27%
Aristocrat Leisure Ltd	2,211	38,479

Environmental Control - 0.11%
Waste Connections Inc	175	15,501

Food - 2.60%
Chr Hansen Holding A/S	239	24,225
Danone SA	2,048	157,805
Kikkoman Corp	300	14,698
Koninklijke Ahold Delhaize NV	3,091	82,262
Loblaw Cos Ltd	392	19,337
Metro Inc	282	10,382
Mowi ASA	1,272	28,390
Salmar ASA	137	6,573
SSP Group PLC	865	7,800
Tate & Lyle PLC	1,589	15,021
		$366,493

Forest Products & Paper - 0.62%
Mondi PLC	1,190	26,318
Smurfit Kappa Group PLC	977	27,267
UPM-Kymmene OYJ	836	24,382
West Fraser Timber Co Ltd	187	9,096
		$87,063

Gas - 0.85%
Enagas SA	1,681	48,914
Hong Kong & China Gas Co Ltd	14,600	35,003
Snam SpA	7,148	36,716
		$120,633

Hand/Machine Tools - 0.51%
Fuji Electric Co Ltd	400	11,332
Schindler Holding AG	245	50,784
Techtronic Industries Co Ltd	1,500	10,080
		$72,196

Healthcare - Products - 2.09%
Cochlear Ltd	187	23,008
Coloplast A/S, Class B	430	47,178
ConvaTec Group PLC (b)	3,156	5,818
Demant A/S (a)	444	13,129
DiaSorin SpA	37	3,723
GN Store Nord A/S	483	22,425
Shimadzu Corp	500	14,436
Smith & Nephew PLC	2,469	48,976
Sonova Holding AG	309	61,133

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Products (continued)
Sysmex Corp	200	$12,073
Terumo Corp	1,400	42,696
		$294,595

Healthcare - Services - 0.31%
Fresenius Medical Care AG & Co KGaA	366	29,519
PeptiDream Inc (a)	300	14,698
		$44,217

Holding Companies - Diversified - 0.09%
Swire Pacific Ltd, Class A	1,000	12,866

Home Builders - 1.17%
Barratt Developments PLC	4,438	34,635
Bellway PLC	378	14,991
Berkeley Group Holdings PLC	665	31,952
Haseko Corp	1,000	12,560
Persimmon PLC	1,322	37,364
Taylor Wimpey PLC	14,407	32,922
		$164,424

Home Furnishings - 1.05%
Hoshizaki Corp	100	6,190
Howden Joinery Group PLC	2,612	16,510
Sony Corp	3,000	125,733
		$148,433

Household Products - 4.74%
Kao Corp	800	62,929
Kose Corp	100	18,343
L'Oreal SA	652	175,385
Pigeon Corp	200	8,166
Pola Orbis Holdings Inc	400	12,740
Unicharm Corp	800	26,440
Unilever NV	3,158	183,430
Unilever PLC	3,180	182,032
		$669,465

Insurance - 4.21%
AIA Group Ltd	12,000	119,466
Allianz SE	870	193,506
Assicurazioni Generali SpA	3,843	71,129
Dai-ichi Life Holdings Inc	2,100	29,142
Hannover Rueck SE	139	19,958
NN Group NV	527	21,891
Sampo OYJ, Class A	1,058	47,959
Sony Financial Holdings Inc	500	9,420
Tokio Marine Holdings Inc	1,700	82,247
		$594,718

Internet - 1.21%
Auto Trader Group PLC (b)	3,251	22,086
Kakaku.com Inc	500	9,596
M3 Inc	800	13,404
MonotaRO Co Ltd	500	11,103
Rakuten Inc	4,400	41,606
Rightmove PLC	3,570	23,714
Scout24 AG (b)	127	6,576
Trend Micro Inc	400	19,453
ZOZO Inc	1,200	22,586
		$170,124

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Iron & Steel - 0.43%
BlueScope Steel Ltd	2,851	$28,240
Evraz PLC	1,114	9,001
voestalpine AG	766	23,260
		$60,501

Leisure Time - 0.41%
Carnival PLC	865	42,417
Yamaha Corp	300	14,969
		$57,386

Lodging - 0.54%
Crown Resorts Ltd	1,906	15,577
InterContinental Hotels Group PLC	540	32,458
Sands China Ltd	5,600	28,143
		$76,178

Machinery - Construction & Mining - 0.21%
Sandvik AB	1,807	29,348

Machinery - Diversified - 2.13%
Atlas Copco AB, Class A	1,192	32,008
Hexagon AB, Class B	598	31,195
Keyence Corp	200	124,461
Kubota Corp	1,700	24,534
SMC Corp	100	37,472
Spirax-Sarco Engineering PLC	142	13,298
Yaskawa Electric Corp	1,200	37,625
		$300,593

Media - 0.88%
Informa PLC	5,306	51,430
Pearson PLC	3,597	39,176
Wolters Kluwer NV	490	33,364
		$123,970

Mining - 4.00%
Anglo American PLC	2,536	67,827
Boliden AB	950	27,037
Evolution Mining Ltd	7,432	19,314
Kirkland Lake Gold Ltd	300	9,123
Rio Tinto Ltd	2,631	182,910
Rio Tinto PLC	3,508	203,823
South32 Ltd	16,072	42,567
Teck Resources Ltd, Class B	500	11,569
		$564,170

Miscellaneous Manufacture - 0.08%
Nikon Corp	800	11,268

Oil & Gas - 0.30%
Neste OYJ	394	41,987

Packaging & Containers - 0.05%
CCL Industries Inc, Class B	163	6,599

Pharmaceuticals - 7.94%
Alfresa Holdings Corp	300	8,527
Astellas Pharma Inc	6,100	91,283
Bayer AG	1,625	104,996
Chugai Pharmaceutical Co Ltd	600	41,198
GlaxoSmithKline PLC	9,210	191,545
Grifols SA	802	22,455
Ipsen SA	101	13,845
Medipal Holdings Corp	400	9,492

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Merck KGaA	415	$47,321
Novartis AG	2,546	244,897
Roche Holding AG	901	248,244
Shionogi & Co Ltd	800	49,459
Sino Biopharmaceutical Ltd	21,000	19,154
Sumitomo Dainippon Pharma Co Ltd	400	9,878
UCB SA	203	17,434
		$1,119,728

Real Estate - 1.94%
Aeon Mall Co Ltd	400	6,568
Castellum AB	828	16,062
CK Asset Holdings Ltd	4,000	35,567
Deutsche Wohnen SE	561	27,205
LEG Immobilien AG	117	14,365
Mitsui Fudosan Co Ltd	2,300	57,744
REA Group Ltd	312	16,549
Sumitomo Realty & Development Co Ltd	1,200	49,654
Vonovia SE	970	50,292
		$274,006

REITs - 1.85%
Ascendas Real Estate Investment Trust	12,800	27,484
Canadian Apartment Properties REIT	200	7,688
CapitaLand Mall Trust	11,500	20,195
Goodman Group	5,077	48,126
GPT Group/The	9,123	40,227
Link REIT	3,500	40,930
Merlin Properties Socimi SA	1,184	15,493
Mirvac Group	17,047	33,287
Vicinity Centres	15,196	28,054
		$261,484

Retail - 2.98%
ABC-Mart Inc	200	11,892
Alimentation Couche-Tard Inc, Class B	456	26,861
Canadian Tire Corp Ltd, Class A	130	14,007
Dollarama Inc	367	9,791
Fast Retailing Co Ltd	300	140,837
HUGO BOSS AG	153	10,449
Industria de Diseno Textil SA	2,722	79,999
JD Sports Fashion PLC	1,314	8,602
Matsumotokiyoshi Holdings Co Ltd	200	6,650
Next PLC	406	29,507
Pandora A/S	401	18,774
Restaurant Brands International Inc	365	23,746
Ryohin Keikaku Co Ltd	100	25,300
Sundrug Co Ltd	200	5,504
USS Co Ltd	300	5,560
Welcia Holdings Co Ltd	100	3,388
		$420,867

Semiconductors - 2.08%
Advantest Corp	1,200	27,859
ASML Holding NV	515	96,591
SUMCO Corp	3,500	38,875
Tokyo Electron Ltd	900	129,929
		$293,254

Software - 2.73%
Amadeus IT Group SA	1,178	94,350
Constellation Software Inc	18	15,254

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Dassault Systemes SE	329	$48,992
Nemetschek SE	17	2,899
Open Text Corp	331	12,709
Oracle Corp Japan	100	6,704
SAP SE	1,251	144,541
Temenos AG	197	29,043
TIS Inc	200	9,456
Ubisoft Entertainment SA (a)	246	21,899
		$385,847

Telecommunications - 3.04%
BCE Inc	1,400	62,167
BT Group PLC	20,644	59,946
KDDI Corp	3,800	81,774
Nippon Telegraph & Telephone Corp	1,900	80,625
NTT DOCOMO Inc	3,000	66,359
Sunrise Communications Group AG (b)	209	15,385
Telenor ASA	1,422	28,473
TELUS Corp	906	33,532
		$428,261

Transportation - 1.82%
Canadian National Railway Co	635	56,845
Canadian Pacific Railway Ltd	195	40,178
Central Japan Railway Co	200	46,395
Deutsche Post AG	2,309	75,114
DSV A/S	468	38,703
		$257,235
TOTAL COMMON STOCKS		$13,924,683

PREFERRED STOCKS - 0.32%	Shares Held	Value

Household Products/Wares - 0.32%
Henkel AG & Co KGaA	444	$45,323
1.05%, 12/20/2020

TOTAL PREFERRED STOCKS		$45,323

Total Investments		$13,970,006
Other Assets and Liabilities - 1.00%		140,335
TOTAL NET ASSETS - 100.00%		$14,110,341

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $104,692 or 0.74% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	28.25%
Financial	22.21%
Consumer, Cyclical	15.90%
Industrial	10.92%
Basic Materials	7.19%
Technology	6.80%
Communications	5.63%
Utilities	1.61%
Energy	0.40%
Diversified	0.09%
Other Assets and Liabilities	1.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

			Principal
BONDS – 97.40%			Amount	Value

Aerospace & Defense - 3.29%
Boeing Co/The
2.80	%,	03/01/2024	$300,000	$300,387
3.20	%,	03/01/2029	565,000	564,922
3.50	%,	03/01/2039	720,000	687,770
Lockheed Martin Corp
2.90	%,	03/01/2025	1,350,000	1,346,386
3.35	%,	09/15/2021	915,000	929,566
3.55	%,	01/15/2026	280,000	288,981
4.09	%,	09/15/2052	345,000	350,512
United Technologies Corp
3.10	%,	06/01/2022	510,000	513,291
3.95	%,	08/16/2025	935,000	971,074
4.13	%,	11/16/2028	1,455,000	1,511,623
4.63	%,	11/16/2048	245,000	259,915
				$7,724,427

Agriculture - 1.74%
Altria Group Inc
2.85	%,	08/09/2022	955,000	952,736
3.49	%,	02/14/2022	1,010,000	1,025,851
4.80	%,	02/14/2029	250,000	257,726
5.80	%,	02/14/2039	245,000	259,118
5.95	%,	02/14/2049	155,000	166,324
BAT Capital Corp
3.22	%,	08/15/2024	880,000	860,429
4.54	%,	08/15/2047	540,000	473,007
Reynolds American Inc
5.85	%,	08/15/2045	95,000	97,510
				$4,092,701

Airlines - 1.90%
American Airlines 2013-2 Class A Pass Through Trust
4.95	%,	07/15/2024	1,266,315	1,311,269
Continental Airlines 2012-1 Class A Pass Through Trust
4.15	%,	10/11/2025	816,813	834,293
United Airlines 2014-2 Class A Pass Through Trust
3.75	%,	03/03/2028	1,202,163	1,209,977
US Airways 2013-1 Class A Pass Through Trust
3.95	%,	05/15/2027	1,077,522	1,092,433
				$4,447,972

Auto Manufacturers - 2.24%
Daimler Finance North America LLC
2.25%, 03/02/2020 (a)			3,600,000	3,578,340
General Motors Financial Co Inc
3.85	%,	01/05/2028	480,000	443,774
3.95	%,	04/13/2024	1,250,000	1,237,103
				$5,259,217

Banks - 21.78%
Bank of America Corp
(3-month USD LIBOR + 0.97%),
3.46%, 03/15/2025 (b)			1,015,000	1,025,102
(3-month USD LIBOR + 1.21%),
3.97%, 02/07/2030 (b)			1,970,000	2,007,899
4.10	%,	07/24/2023	945,000	988,059
4.20	%,	08/26/2024	1,725,000	1,785,327
(3-month USD LIBOR + 1.31%),
4.27%, 07/23/2029 (b)			600,000	624,736

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Banks (continued)
Citigroup Inc
(3-month USD LIBOR + 1.15%),
3.52	%,	10/27/2028	(b)	$1,010,000	$992,351
4.13	%,	07/25/2028		1,375,000	1,380,792
4.65	%,	07/23/2048		435,000	466,355
DBS Group Holdings Ltd
(5-year Swap rate + 1.59%),
4.52	%,	12/11/2028 (a)	,(b)	2,900,000	3,007,422
First Republic Bank
2.50	%,	06/06/2022		1,740,000	1,717,472
4.63	%,	02/13/2047		985,000	1,000,168
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.05%),
2.91	%,	06/05/2023	(b)	2,195,000	2,169,638
3.63	%,	02/20/2024		1,230,000	1,242,578
3.85	%,	01/26/2027		1,810,000	1,817,062
5.75	%,	01/24/2022		470,000	504,064
HSBC Holdings PLC
(3-month USD LIBOR + 1.21%),
3.80	%,	03/11/2025	(b)	800,000	810,947
JPMorgan Chase & Co
(3-month USD LIBOR + 0.70%),
3.21	%,	04/01/2023	(b)	1,020,000	1,026,139
4.35	%,	08/15/2021		1,710,000	1,769,979
5.50	%,	10/15/2040		980,000	1,169,882
KeyBank NA
3.30	%,	02/01/2022		500,000	508,242
Morgan Stanley
5.00	%,	11/24/2025		465,000	498,420
(3-month USD LIBOR + 3.81%),
5.55	%,	07/15/2020 (b)	,(c)	975,000	992,160
5.75	%,	01/25/2021		1,300,000	1,365,219
MUFG Union Bank NA
3.15	%,	04/01/2022		750,000	756,229
Royal Bank of Canada
3.70	%,	10/05/2023		1,130,000	1,167,471
Royal Bank of Scotland Group PLC
(3-month USD LIBOR + 1.76%),
4.27	%,	03/22/2025	(b)	1,200,000	1,212,761
5.13	%,	05/28/2024		2,710,000	2,781,662
Santander UK PLC
5.00	%,	11/07/2023	(a)	1,185,000	1,213,400
Skandinaviska Enskilda Banken AB
(5-year Swap rate + 3.85%),
5.75	%,	05/13/2020 (b)	,(c)	3,000,000	2,958,750
State Street Corp
(3-month USD LIBOR + 1.03%),
4.14	%,	12/03/2029	(b)	845,000	905,879
SunTrust Bank
4.05	%,	11/03/2025		510,000	537,321
Svenska Handelsbanken AB
3.90	%,	11/20/2023		1,055,000	1,097,442
Synchrony Bank
3.00	%,	06/15/2022		3,461,000	3,415,378
UBS AG
4.50	%,	06/26/2048	(a)	435,000	487,197
US Bancorp
3.38	%,	02/05/2024		480,000	491,248
Wells Fargo & Co
3.75	%,	01/24/2024		1,370,000	1,409,836
4.15	%,	01/24/2029		1,130,000	1,181,227
4.40	%,	06/14/2046		750,000	747,482

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Banks (continued)
Zions Bancorp NA
3.50	%,	08/27/2021		$1,850,000	$1,869,310
					$51,102,606

Beverages - 3.12%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
3.65	%,	02/01/2026	(a)	325,000	325,960
Anheuser-Busch InBev Worldwide Inc
4.15	%,	01/23/2025		400,000	416,825
4.60	%,	04/15/2048		960,000	922,258
4.75	%,	01/23/2029		435,000	463,448
5.45	%,	01/23/2039		545,000	589,970
5.55	%,	01/23/2049		1,200,000	1,317,058
Constellation Brands Inc
4.40	%,	11/15/2025		1,025,000	1,076,109
5.25	%,	11/15/2048		350,000	371,176
Keurig Dr Pepper Inc
3.55	%,	05/25/2021	(a)	1,815,000	1,834,536
					$7,317,340

Biotechnology - 0.43%
Gilead Sciences Inc
2.55	%,	09/01/2020		1,000,000	998,683

Chemicals - 0.52%
Dow Chemical Co/The
5.55	%,	11/30/2048	(a)	155,000	172,813
DowDuPont Inc
5.32	%,	11/15/2038		555,000	616,982
5.42	%,	11/15/2048		385,000	439,167
					$1,228,962

Computers - 3.15%
Apple Inc
3.35	%,	02/09/2027		1,950,000	1,990,079
4.65	%,	02/23/2046		2,750,000	3,106,997
Dell International LLC / EMC Corp
4.90	%,	10/01/2026	(a)	605,000	614,081
5.30	%,	10/01/2029	(a)	350,000	353,073
8.35	%,	07/15/2046	(a)	1,095,000	1,321,628
					$7,385,858

Distribution/Wholesale - 0.32%
Ferguson Finance PLC
4.50	%,	10/24/2028	(a)	740,000	744,822

Diversified Financial Services - 2.34%
Brookfield Finance Inc
4.70	%,	09/20/2047		1,010,000	970,758
4.85	%,	03/29/2029		280,000	287,892
Brookfield Finance LLC
4.00	%,	04/01/2024		2,700,000	2,737,948
GE Capital International Funding Co Unlimited Co
4.42	%,	11/15/2035		480,000	443,754
Nuveen LLC
4.00	%,	11/01/2028	(a)	985,000	1,050,755
					$5,491,107

Electric - 8.10%
CMS Energy Corp
3.00	%,	05/15/2026		435,000	424,758

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Electric (continued)
Commonwealth Edison Co
4.00	%,	03/01/2049		$540,000	$553,748
Dominion Energy Inc
4.25	%,	06/01/2028		1,740,000	1,823,465
DTE Electric Co
3.95	%,	03/01/2049		420,000	429,525
Duke Energy Florida LLC
3.80	%,	07/15/2028		890,000	929,136
Duke Energy Ohio Inc
3.65	%,	02/01/2029		1,200,000	1,245,750
4.30	%,	02/01/2049		1,000,000	1,067,509
Exelon Corp
3.50	%,	06/01/2022		1,480,000	1,495,069
Fortis Inc
3.06	%,	10/04/2026		920,000	878,553
MidAmerican Energy Co
3.95	%,	08/01/2047		765,000	780,362
4.25	%,	07/15/2049		135,000	143,617
NextEra Energy Capital Holding Inc
3.50	%,	04/01/2029		930,000	928,402
PacifiCorp
3.50	%,	06/15/2029		1,040,000	1,062,741
Public Service Co of Colorado
4.05	%,	09/15/2049		310,000	323,315
Southern California Edison Co
4.13	%,	03/01/2048		135,000	128,689
4.20	%,	03/01/2029		800,000	812,317
4.88	%,	03/01/2049		250,000	264,838
Southern Co/The
(3-month USD LIBOR+ 3.63%),
5.50	%,	03/15/2057	(b)	1,590,000	1,619,760
Tucson Electric Power Co
4.85	%,	12/01/2048		1,185,000	1,313,125
Virginia Electric & Power Co
3.80	%,	04/01/2028		1,995,000	2,063,442
4.60	%,	12/01/2048		270,000	298,026
WEC Energy Group Inc
3.10	%,	03/08/2022		410,000	413,228
					$18,999,375

Environmental Control - 0.27%
Waste Connections Inc
4.25	%,	12/01/2028		590,000	626,461

Food - 2.83%
General Mills Inc
3.70	%,	10/17/2023		1,270,000	1,301,726
4.55	%,	04/17/2038		565,000	559,396
McCormick & Co Inc
3.15	%,	08/15/2024		1,500,000	1,496,150
3.40	%,	08/15/2027		1,275,000	1,251,488
Nestle Holdings Inc
3.35	%,	09/24/2023	(a)	675,000	695,231
3.50	%,	09/24/2025	(a)	1,285,000	1,332,380
					$6,636,371

Forest Products & Paper - 0.27%
International Paper Co
4.35	%,	08/15/2048		675,000	629,156

Healthcare - Products - 2.40%
Abbott Laboratories
3.75	%,	11/30/2026		390,000	405,414

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Healthcare - Products (continued)
Abbott Laboratories (continued)
4.90	%,	11/30/2046		$1,025,000	$1,185,321
Becton Dickinson and Co
3.36	%,	06/06/2024		475,000	474,998
3.70	%,	06/06/2027		1,010,000	1,006,115
4.69	%,	12/15/2044		380,000	392,143
Boston Scientific Corp
4.00	%,	03/01/2029		670,000	691,957
4.70	%,	03/01/2049		535,000	568,156
Medtronic Inc
3.50	%,	03/15/2025		825,000	850,731
4.63	%,	03/15/2045		47,000	53,727
					$5,628,562

Healthcare - Services - 0.45%
UnitedHealth Group Inc
3.88	%,	12/15/2028		1,020,000	1,068,072

Insurance - 4.82%
AIA Group Ltd
3.20	%,	03/11/2025	(a)	1,660,000	1,648,089
American International Group Inc
3.90	%,	04/01/2026		1,600,000	1,610,125
4.50	%,	07/16/2044		1,620,000	1,551,324
Markel Corp
4.30	%,	11/01/2047		1,000,000	900,007
Nuveen Finance LLC
4.13	%,	11/01/2024	(a)	1,770,000	1,860,317
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)				660,000	686,400
Swiss Re Finance Luxembourg SA
(5-year CMT + 3.58%),
5.00%, 04/02/2049 (a) ,(b)				800,000	809,885
XLIT Ltd
4.45	%,	03/31/2025		1,120,000	1,166,013
5.50	%,	03/31/2045		975,000	1,077,265
					$11,309,425

Internet - 0.23%
Amazon.com Inc
4.05	%,	08/22/2047		500,000	529,444

Media - 6.77%
Charter Communications Operating LLC / Charter Communications Operating
Capital
3.58	%,	07/23/2020		730,000	735,307
6.48	%,	10/23/2045		700,000	784,702
Comcast Corp
3.38	%,	02/15/2025		3,325,000	3,386,830
3.95	%,	10/15/2025		485,000	507,223
4.15	%,	10/15/2028		525,000	552,582
4.60	%,	10/15/2038		975,000	1,043,715
4.60	%,	08/15/2045		385,000	410,355
4.70	%,	10/15/2048		780,000	845,603
Discovery Communications LLC
5.20	%,	09/20/2047		45,000	43,734
NBCUniversal Media LLC
4.45	%,	01/15/2043		510,000	528,202
Viacom Inc
4.38	%,	03/15/2043		1,535,000	1,380,007
Walt Disney Co/The
3.00	%,	09/15/2022	(a)	405,000	408,966

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Media (continued)
Walt Disney Co/The (continued)
6.20	%,	12/15/2034	(a)	$180,000	$235,553
6.40	%,	12/15/2035	(a)	1,000,000	1,326,749
Warner Media LLC
3.60	%,	07/15/2025		1,425,000	1,421,426
4.05	%,	12/15/2023		1,450,000	1,506,476
5.38	%,	10/15/2041		725,000	768,522
					$15,885,952

Mining - 1.05%
BHP Billiton Finance USA Ltd
(5-year Swap rate + 5.09%),
6.75%, 10/19/2075 (a) ,(b)				1,000,000	1,107,050
Glencore Finance Canada Ltd
5.55	%,	10/25/2042	(a)	320,000	319,574
Teck Resources Ltd
5.40	%,	02/01/2043		735,000	724,715
6.25	%,	07/15/2041		295,000	314,001
					$2,465,340

Miscellaneous Manufacture - 1.06%
General Electric Co
4.50	%,	03/11/2044		125,000	114,193
5.30	%,	02/11/2021		1,750,000	1,811,211
Ingersoll-Rand Luxembourg Finance SA
3.80	%,	03/21/2029		550,000	557,784
					$2,483,188

Oil & Gas - 4.66%
BP Capital Markets America Inc
3.41	%,	02/11/2026		625,000	636,215
4.23	%,	11/06/2028		275,000	294,152
Canadian Natural Resources Ltd
3.85	%,	06/01/2027		500,000	501,265
6.25	%,	03/15/2038		1,000,000	1,204,967
Concho Resources Inc
4.38	%,	01/15/2025		900,000	925,139
Continental Resources Inc
3.80	%,	06/01/2024		2,415,000	2,430,794
4.90	%,	06/01/2044		790,000	802,988
Marathon Oil Corp
6.60	%,	10/01/2037		1,300,000	1,531,150
Newfield Exploration Co
5.38	%,	01/01/2026		1,395,000	1,503,270
Shell International Finance BV
4.00	%,	05/10/2046		145,000	150,760
Total Capital International SA
3.46	%,	02/19/2029		685,000	700,257
Valero Energy Corp
4.35	%,	06/01/2028		250,000	259,572
					$10,940,529

Oil & Gas Services - 0.03%
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc
3.34	%,	12/15/2027		75,000	72,920

Pharmaceuticals - 4.57%
AbbVie Inc
3.38	%,	11/14/2021		80,000	80,993
Bayer US Finance II LLC
3.88	%,	12/15/2023	(a)	1,150,000	1,158,707
4.38	%,	12/15/2028	(a)	380,000	377,314

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

			Principal
BONDS (continued)			Amount	Value

Pharmaceuticals (continued)
Cigna Corp
3.40	%,	09/17/2021 (a)	$1,030,000	$1,040,474
3.75	%,	07/15/2023 (a)	610,000	625,435
4.13	%,	11/15/2025 (a)	575,000	595,115
4.38	%,	10/15/2028 (a)	375,000	388,976
CVS Health Corp
3.70	%,	03/09/2023	1,875,000	1,905,151
4.30	%,	03/25/2028	330,000	334,373
5.05	%,	03/25/2048	665,000	669,924
Eli Lilly & Co
3.88	%,	03/15/2039	340,000	348,113
3.95	%,	03/15/2049	270,000	276,305
4.15	%,	03/15/2059	225,000	231,457
Johnson & Johnson
3.50	%,	01/15/2048	300,000	293,069
Merck & Co Inc
2.90	%,	03/07/2024	385,000	390,070
Pfizer Inc
3.45	%,	03/15/2029	970,000	994,863
Zoetis Inc
3.90	%,	08/20/2028	760,000	775,454
4.45	%,	08/20/2048	225,000	233,512
				$10,719,305

Pipelines - 7.14%
Andeavor Logistics LP / Tesoro Logistics Finance Corp
4.25	%,	12/01/2027	755,000	758,640
Energy Transfer Operating LP
5.15	%,	03/15/2045	500,000	480,583
5.25	%,	04/15/2029	1,400,000	1,501,271
6.25	%,	04/15/2049	1,500,000	1,680,126
Kinder Morgan Energy Partners LP
4.70	%,	11/01/2042	2,250,000	2,192,992
MPLX LP
4.00	%,	03/15/2028	580,000	576,393
4.50	%,	07/15/2023	1,870,000	1,960,352
4.80	%,	02/15/2029	580,000	610,556
Sabine Pass Liquefaction LLC
5.00	%,	03/15/2027	750,000	795,313
5.75	%,	05/15/2024	3,745,000	4,127,103
Western Midstream Operating LP
5.45	%,	04/01/2044	290,000	277,169
Williams Cos Inc/The
5.75	%,	06/24/2044	1,625,000	1,787,372
				$16,747,870

REITs - 3.83%
Alexandria Real Estate Equities Inc
3.45	%,	04/30/2025	920,000	915,795
4.70	%,	07/01/2030	2,070,000	2,213,980
Camden Property Trust
4.10	%,	10/15/2028	1,470,000	1,537,687
CubeSmart LP
4.38	%,	02/15/2029	1,000,000	1,024,108
Essex Portfolio LP
4.00	%,	03/01/2029	510,000	521,871
Hudson Pacific Properties LP
4.65	%,	04/01/2029	650,000	662,165
Mid-America Apartments LP
3.95	%,	03/15/2029	655,000	665,507
Welltower Inc
3.63	%,	03/15/2024	905,000	920,562

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

			Principal
BONDS (continued)			Amount	Value

REITs (continued)
Welltower Inc (continued)
4.13	%,	03/15/2029	$505,000	$515,135
				$8,976,810

Retail - 0.39%
Home Depot Inc/The
3.90	%,	12/06/2028	105,000	111,575
5.88	%,	12/16/2036	600,000	754,978
Walmart Inc
4.05	%,	06/29/2048	45,000	47,792
				$914,345

Semiconductors - 1.00%
KLA-Tencor Corp
4.10	%,	03/15/2029	410,000	417,276
Lam Research Corp
3.75	%,	03/15/2026	585,000	595,592
4.00	%,	03/15/2029	225,000	229,632
Xilinx Inc
2.95	%,	06/01/2024	1,105,000	1,097,747
				$2,340,247

Software - 2.03%
Fiserv Inc
3.80	%,	10/01/2023	485,000	497,103
Microsoft Corp
2.40	%,	08/08/2026	1,395,000	1,352,441
3.70	%,	08/08/2046	1,250,000	1,275,520
Oracle Corp
3.80	%,	11/15/2037	660,000	660,526
4.00	%,	11/15/2047	420,000	422,488
6.13	%,	07/08/2039	440,000	564,531
				$4,772,609

Telecommunications - 3.38%
AT&T Inc
4.10	%,	02/15/2028	1,000,000	1,011,032
4.35	%,	03/01/2029	735,000	750,855
4.75	%,	05/15/2046	1,700,000	1,661,216
4.85	%,	03/01/2039	530,000	533,227
4.90	%,	08/15/2037	335,000	338,644
British Telecommunications PLC
4.50	%,	12/04/2023	300,000	313,732
Telefonica Emisiones SA
5.21	%,	03/08/2047	460,000	466,377
Verizon Communications Inc
3.88	%,	02/08/2029	755,000	773,070
5.25	%,	03/16/2037	1,855,000	2,086,754
				$7,934,907

Transportation - 1.29%
Burlington Northern Santa Fe LLC
4.15	%,	12/15/2048	425,000	447,180
Canadian National Railway Co
4.45	%,	01/20/2049	710,000	803,482
CSX Corp
4.75	%,	11/15/2048	415,000	449,093
Union Pacific Corp
3.50	%,	06/08/2023	430,000	440,842
3.75	%,	03/15/2024	345,000	357,916

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Transportation (continued)
Union Pacific Corp (continued)
4.30%, 03/01/2049	$510,000	$527,129
		$3,025,642
TOTAL BONDS		$228,500,225
Total Investments		$228,500,225
Other Assets and Liabilities - 2.60%		6,099,646
TOTAL NET ASSETS - 100.00%		$234,599,871

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,633,842 or 12.21% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.77%
Consumer, Non-cyclical	15.54%
Energy	11.83%
Communications	10.38%
Utilities	8.10%
Technology	6.18%
Industrial	5.91%
Consumer, Cyclical	4.85%
Basic Materials	1.84%
Other Assets and Liabilities	2.60%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.70%	Shares Held	Value

Apparel - 5.49%
adidas AG	1,903	$462,374
Capri Holdings Ltd (a)	6,179	282,689
Carter's Inc	482	48,581
Columbia Sportswear Co	658	68,551
Deckers Outdoor Corp (a)	558	82,020
Gildan Activewear Inc	1,970	70,834
		$1,015,049

Beverages - 5.81%
Anheuser-Busch InBev SA	1,058	88,726
Brown-Forman Corp, Class B	1,848	97,537
Constellation Brands Inc, Class A	441	77,321
Davide Campari-Milano SpA	15,368	150,842
Diageo PLC	3,435	140,391
Molson Coors Brewing Co, Class B	1,335	79,633
Pernod Ricard SA	698	125,277
Treasury Wine Estates Ltd	29,662	314,448
		$1,074,175

Commercial Services - 14.12%
Bright Horizons Family Solutions Inc (a)	3,328	423,022
Care.com Inc (a)	12,240	241,862
Global Payments Inc	901	123,005
Navitas Ltd	100,829	413,811
PayPal Holdings Inc (a)	3,500	363,440
RELX PLC	5,656	120,924
TAL Education Group ADR (a)	8,274	298,526
Wirecard AG	3,902	488,919
Worldpay Inc, Class A (a)	1,223	138,810
		$2,612,319

Computers - 1.87%
Apple Inc	599	113,780
HP Inc	4,588	89,145
Ingenico Group SA	717	51,169
International Business Machines Corp	655	92,421
		$346,515

Construction Materials - 0.44%
Fortune Brands Home & Security Inc	1,707	81,270

Diversified Financial Services - 2.37%
Discover Financial Services	5,537	394,013
Pagseguro Digital Ltd, Class A (a)	1,516	45,252
		$439,265

Electronics - 0.92%
Garmin Ltd	1,973	170,369

Food - 3.30%
Sprouts Farmers Market Inc (a)	2,143	46,160
Takeaway.com NV (a),(b)	7,220	548,305
United Natural Foods Inc (a)	1,170	15,467
		$609,932

Home Builders - 0.97%
DR Horton Inc	2,294	94,926
Toll Brothers Inc	2,325	84,165
		$179,091

Home Furnishings - 1.87%
Electrolux AB, Series B	3,708	95,279
Sleep Number Corp (a)	1,430	67,210

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Furnishings (continued)
Sony Corp	2,300	$96,395
Whirlpool Corp	657	87,309
		$346,193

Internet - 26.82%
Alibaba Group Holding Ltd ADR (a)	2,507	457,402
Alphabet Inc, Class C (a)	386	452,898
Amazon.com Inc (a)	183	325,877
ASOS PLC (a)	2,357	98,236
Baozun Inc ADR (a)	1,266	52,590
Booking Holdings Inc (a)	191	333,278
Ctrip.com International Ltd ADR (a)	6,582	287,568
Facebook Inc, Class A (a)	629	104,848
GrubHub Inc (a)	1,963	136,370
IAC/InterActiveCorp (a)	1,697	356,557
Just Eat PLC (a)	23,492	229,784
Match Group Inc	7,847	444,219
Naspers Ltd, Class N	1,257	290,288
Netflix Inc (a)	1,348	480,643
Rightmove PLC	9,531	63,310
SEEK Ltd	4,073	50,726
Tencent Holdings Ltd	8,807	405,012
Trade Me Group Ltd	19,293	84,349
YY Inc ADR (a)	3,646	306,300
		$4,960,255

Leisure Time - 1.96%
Planet Fitness Inc, Class A (a)	5,272	362,292

Media - 3.52%
AMC Networks Inc, Class A (a)	972	55,171
MSG Networks Inc, Class A (a)	2,225	48,394
Sirius XM Holdings Inc	16,119	91,395
Vivendi SA	11,882	344,278
Walt Disney Co/The	1,001	111,141
		$650,379

REITs - 1.99%
American Campus Communities Inc	1,301	61,902
AvalonBay Communities Inc	611	122,646
Essex Property Trust Inc	418	120,902
UNITE Group PLC/The	5,234	62,546
		$367,996

Retail - 19.17%
American Eagle Outfitters Inc	2,523	55,935
At Home Group Inc (a)	1,569	28,022
Bed Bath & Beyond Inc	2,395	40,691
Children's Place Inc/The	371	36,091
Chipotle Mexican Grill Inc (a)	616	437,551
Dick's Sporting Goods Inc	1,435	52,822
Domino's Pizza Inc	430	110,983
Fast Retailing Co Ltd	800	375,566
Foot Locker Inc	1,104	66,903
Hennes & Mauritz AB, Class B	20,531	342,283
Hibbett Sports Inc (a)	2,099	47,878
Home Depot Inc/The	2,234	428,682
Industria de Diseno Textil SA	3,747	110,124
JD Sports Fashion PLC	12,357	80,890
Lowe's Cos Inc	1,146	125,453
Lululemon Athletica Inc (a)	1,128	184,845
Mr Price Group Ltd	9,568	125,675
Qurate Retail Inc (a)	3,995	63,840

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Signet Jewelers Ltd	1,508	$40,957
Starbucks Corp	1,737	129,129
Truworths International Ltd	25,361	121,965
Urban Outfitters Inc (a)	8,980	266,167
Williams-Sonoma Inc	952	53,569
Zalando SE (a),(b)	5,634	219,618
		$3,545,639

Semiconductors - 1.67%
NVIDIA Corp	1,719	308,664

Software - 4.56%
Blackbaud Inc	493	39,307
Cornerstone OnDemand Inc (a)	1,286	70,447
First Data Corp, Class A (a)	6,286	165,133
Microsoft Corp	1,101	129,852
Momo Inc ADR (a)	10,262	392,419
Square Enix Holdings Co Ltd	1,300	45,511
		$842,669

Toys, Games & Hobbies - 2.85%
Funko Inc, Class A (a)	24,257	526,862
TOTAL COMMON STOCKS		$18,438,934
Total Investments		$18,438,934
Other Assets and Liabilities - 0.30%		55,928
TOTAL NET ASSETS - 100.00%		$18,494,862

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $767,923 or 4.15% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	32.31%
Communications	30.34%
Consumer, Non-cyclical	23.23%
Technology	8.10%
Financial	4.36%
Industrial	1.36%
Other Assets and Liabilities	0.30%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.54%	Shares Held	Value

Advertising - 0.29%
Omnicom Group Inc	562	$41,020

Aerospace & Defense - 1.92%
Lockheed Martin Corp	458	137,473
Raytheon Co	760	138,381
		$275,854

Banks - 5.99%
BB&T Corp	1,946	90,547
Comerica Inc	1,139	83,512
Huntington Bancshares Inc	2,950	37,406
JPMorgan Chase & Co	1,374	139,090
KeyCorp	2,408	37,926
M&T Bank Corp	819	128,599
Northern Trust Corp	456	41,227
PNC Financial Services Group Inc/The	337	41,337
SVB Financial Group (a)	401	89,166
US Bancorp	2,742	132,137
Zions Bancorp NA	832	37,781
		$858,728

Beverages - 2.39%
Brown-Forman Corp, Class B	859	45,338
Coca-Cola Co/The	2,188	102,530
Constellation Brands Inc, Class A	251	44,008
PepsiCo Inc	1,226	150,246
		$342,122

Biotechnology - 1.19%
Amgen Inc	522	99,170
Biogen Inc (a)	130	30,729
Vertex Pharmaceuticals Inc (a)	225	41,389
		$171,288

Chemicals - 1.57%
Air Products & Chemicals Inc	235	44,876
Celanese Corp	970	95,652
FMC Corp	1,108	85,116
		$225,644

Commercial Services - 6.65%
Automatic Data Processing Inc	937	149,676
Cintas Corp	480	97,013
FleetCor Technologies Inc (a)	425	104,801
MarketAxess Holdings Inc	407	100,154
Moody's Corp	819	148,313
Rollins Inc	2,501	104,092
S&P Global Inc	212	44,637
Total System Services Inc	1,051	99,855
Verisk Analytics Inc	785	104,405
		$952,946

Computers - 2.39%
Accenture PLC, Class A	888	156,306
Cognizant Technology Solutions Corp, Class A	1,997	144,683
Fortinet Inc (a)	490	41,145
		$342,134

Construction Materials - 0.32%
Lennox International Inc	173	45,741

Distribution/Wholesale - 1.01%
Fastenal Co	2,252	144,826

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services - 9.18%
Alliance Data Systems Corp	246	$43,045
American Express Co	1,330	145,369
Capital One Financial Corp	1,696	138,546
Cboe Global Markets Inc	443	42,280
Charles Schwab Corp/The	924	39,510
Credit Acceptance Corp (a)	226	102,136
Discover Financial Services	594	42,269
E*TRADE Financial Corp	868	40,301
Mastercard Inc, Class A	631	148,569
Raymond James Financial Inc	1,201	96,573
SEI Investments Co	1,881	98,282
Synchrony Financial	1,304	41,598
T Rowe Price Group Inc	988	98,919
TD Ameritrade Holding Corp	1,761	88,032
Visa Inc, Class A	967	151,036
		$1,316,465

Electric - 1.03%
AES Corp	5,758	104,105
DTE Energy Co	344	42,910
		$147,015

Electrical Components & Equipment - 1.04%
AMETEK Inc	1,801	149,429

Electronics - 5.81%
Allegion PLC	1,594	144,592
Amphenol Corp, Class A	1,525	144,021
Garmin Ltd	1,181	101,979
Honeywell International Inc	276	43,862
Mettler-Toledo International Inc (a)	210	151,830
TE Connectivity Ltd	1,208	97,546
Waters Corp (a)	592	149,012
		$832,842

Environmental Control - 0.61%
Republic Services Inc	542	43,566
Waste Management Inc	420	43,642
		$87,208

Food - 3.12%
Hershey Co/The	1,295	148,705
McCormick & Co Inc	1,054	158,764
Sysco Corp	2,098	140,062
		$447,531

Hand/Machine Tools - 0.29%
Snap-on Inc	266	41,634

Healthcare - Products - 5.18%
Align Technology Inc (a)	383	108,898
Baxter International Inc	569	46,265
IDEXX Laboratories Inc (a)	470	105,092
Intuitive Surgical Inc (a)	78	44,505
Medtronic PLC	1,096	99,824
ResMed Inc	1,384	143,895
Stryker Corp	752	148,535
Thermo Fisher Scientific Inc	164	44,890
		$741,904

Healthcare - Services - 1.02%
UnitedHealth Group Inc	591	146,131

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products - 1.68%
Colgate-Palmolive Co	645	$44,208
Estee Lauder Cos Inc/The, Class A	913	151,147
Procter & Gamble Co/The	431	44,846
		$240,201

Household Products/Wares - 1.33%
Avery Dennison Corp	394	44,522
Church & Dwight Co Inc	646	46,015
Clorox Co/The	628	100,769
		$191,306

Insurance - 1.97%
Arthur J Gallagher & Co	530	41,393
Brown & Brown Inc	3,349	98,829
Progressive Corp/The	1,967	141,801
		$282,023

Internet - 2.38%
Booking Holdings Inc (a)	84	146,572
CDW Corp	1,057	101,863
F5 Networks Inc (a)	590	92,589
		$341,024

Iron & Steel - 0.67%
Nucor Corp	1,638	95,577

Machinery - Diversified - 5.57%
Cummins Inc	644	101,668
Graco Inc	3,052	151,135
IDEX Corp	995	150,982
Rockwell Automation Inc	794	139,315
Roper Technologies Inc	307	104,985
Xylem Inc	1,897	149,939
		$798,024

Media - 1.32%
CBS Corp, Class B	847	40,258
FactSet Research Systems Inc	603	149,707
		$189,965

Miscellaneous Manufacture - 2.66%
3M Co	478	99,319
Illinois Tool Works Inc	984	141,233
Ingersoll-Rand PLC	403	43,504
Parker-Hannifin Corp	563	96,622
		$380,678

Oil & Gas - 0.31%
Cabot Oil & Gas Corp	1,727	45,075

Pharmaceuticals - 4.73%
AbbVie Inc	537	43,277
Bristol-Myers Squibb Co	2,743	130,869
Eli Lilly & Co	786	101,991
Johnson & Johnson	1,049	146,640
Merck & Co Inc	1,220	101,467
Zoetis Inc	1,521	153,119
		$677,363

Pipelines - 0.32%
ONEOK Inc	662	46,234

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs - 2.27%
Alexandria Real Estate Equities Inc	313	$44,621
Extra Space Storage Inc	443	45,146
Public Storage	677	147,437
Realty Income Corp	615	45,240
Simon Property Group Inc	235	42,819
		$325,263

Retail - 5.15%
Burlington Stores Inc (a)	584	91,501
Dollar General Corp	837	99,854
Home Depot Inc/The	774	148,523
O'Reilly Automotive Inc (a)	267	103,676
Ross Stores Inc	1,512	140,767
TJX Cos Inc/The	829	44,111
Ulta Salon Cosmetics & Fragrance Inc (a)	317	110,548
		$738,980

Semiconductors - 5.76%
Analog Devices Inc	927	97,585
Broadcom Inc	515	154,866
Intel Corp	1,873	100,580
KLA-Tencor Corp	859	102,573
Lam Research Corp	241	43,142
Maxim Integrated Products Inc	1,823	96,929
Micron Technology Inc (a)	1,040	42,983
Texas Instruments Inc	402	42,640
Xilinx Inc	1,144	145,048
		$826,346

Software - 10.39%
Activision Blizzard Inc	1,009	45,940
Adobe Inc (a)	378	100,733
ANSYS Inc (a)	800	146,168
Broadridge Financial Solutions Inc	420	43,550
Cadence Design Systems Inc (a)	743	47,188
Citrix Systems Inc	940	93,680
Fiserv Inc (a)	1,171	103,376
Intuit Inc	580	151,618
Jack Henry & Associates Inc	748	103,778
Microsoft Corp	1,279	150,845
MSCI Inc	776	154,300
Paychex Inc	1,861	149,252
Paycom Software Inc (a)	234	44,256
Veeva Systems Inc, Class A (a)	1,216	154,262
		$1,488,946

Transportation - 2.03%
CH Robinson Worldwide Inc	1,098	95,515
Expeditors International of Washington Inc	1,324	100,491
Old Dominion Freight Line Inc	658	95,009
		$291,015
TOTAL COMMON STOCKS		$14,268,482
Total Investments		$14,268,482
Other Assets and Liabilities - 0.46%		65,324
TOTAL NET ASSETS - 100.00%		$14,333,806

(a) Non-income producing security

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

March 31, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	27.28%
Industrial	20.25%
Financial	19.41%
Technology	18.54%
Consumer, Cyclical	6.17%
Communications	3.99%
Basic Materials	2.24%
Utilities	1.02%
Energy	0.64%
Other Assets and Liabilities	0.46%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.46%	Shares Held	Value

Aerospace & Defense - 2.28%
Boeing Co/The	307	$117,096
Raytheon Co	732	133,283
Spirit AeroSystems Holdings Inc, Class A	736	67,366
		$317,745

Agriculture - 0.57%
Altria Group Inc	1,388	79,713

Airlines - 1.44%
Delta Air Lines Inc	1,467	75,771
Southwest Airlines Co	2,411	125,155
		$200,926

Apparel - 1.51%
Carter's Inc	1,387	139,796
Hanesbrands Inc	3,914	69,982
		$209,778

Auto Manufacturers - 0.53%
PACCAR Inc	1,073	73,114

Auto Parts & Equipment - 2.27%
Allison Transmission Holdings Inc	1,464	65,763
BorgWarner Inc	3,327	127,790
Lear Corp	898	121,868
		$315,421

Banks - 15.29%
Associated Banc-Corp	5,804	123,916
Bank of America Corp	4,646	128,183
Bank of New York Mellon Corp/The	1,386	69,896
Bank OZK	4,119	119,369
BB&T Corp	1,427	66,398
Citigroup Inc	2,112	131,409
Citizens Financial Group Inc	3,658	118,885
Comerica Inc	1,551	113,719
Fifth Third Bancorp	2,638	66,530
Home BancShares Inc	6,936	121,866
Huntington Bancshares Inc	9,376	118,888
KeyCorp	7,651	120,503
M&T Bank Corp	420	65,948
PacWest Bancorp	3,294	123,887
PNC Financial Services Group Inc/The	577	70,775
Popular Inc	1,290	67,248
Regions Financial Corp	8,238	116,568
Synovus Financial Corp	1,833	62,982
US Bancorp	1,407	67,803
Wells Fargo & Co	2,735	132,155
Zions Bancorp NA	2,644	120,064
		$2,126,992

Beverages - 0.54%
Constellation Brands Inc, Class A	430	75,392

Biotechnology - 0.97%
Amgen Inc	711	135,076

Chemicals - 2.94%
Celanese Corp, Series A	1,321	130,264
Chemours Co/The	1,913	71,087
LyondellBasell Industries NV, Class A	851	71,552
PolyOne Corp	2,230	65,361

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Westlake Chemical Corp	1,041	$70,642
		$408,906

Coal - 0.89%
Peabody Energy Corp	4,380	124,085

Commercial Services - 2.42%
H&R Block Inc	5,595	133,944
ManpowerGroup Inc	1,604	132,635
Robert Half International Inc	1,067	69,526
		$336,105

Computers - 3.04%
Apple Inc	420	79,779
HP Inc	6,848	133,056
MAXIMUS Inc	1,912	135,714
Seagate Technology PLC	1,563	74,852
		$423,401

Construction Materials - 2.01%
Fortune Brands Home & Security Inc	2,867	136,498
Masco Corp	3,632	142,774
		$279,272

Diversified Financial Services - 12.28%
Affiliated Managers Group Inc	664	71,121
Alliance Data Systems Corp	781	136,659
Ally Financial Inc	2,686	73,838
Ameriprise Financial Inc	1,026	131,431
Capital One Financial Corp	870	71,070
Discover Financial Services	1,887	134,279
E*TRADE Financial Corp	2,758	128,054
Evercore Inc, Class A	1,467	133,497
Franklin Resources Inc	4,184	138,658
Intercontinental Exchange Inc	943	71,800
Lazard Ltd, Class A	3,610	130,465
Nasdaq Inc	794	69,467
Santander Consumer USA Holdings Inc	6,642	140,345
SEI Investments Co	1,379	72,053
Synchrony Financial	4,184	133,470
T Rowe Price Group Inc	724	72,487
		$1,708,694

Electrical Components & Equipment - 1.07%
AMETEK Inc	914	75,834
Hubbell Inc	616	72,676
		$148,510

Electronics - 3.02%
Allegion PLC	809	73,384
Gentex Corp	3,577	73,972
Honeywell International Inc	877	139,373
TE Connectivity Ltd	1,646	132,915
		$419,644

Hand/Machine Tools - 0.96%
Snap-on Inc	853	133,512

Healthcare - Services - 0.49%
HCA Healthcare Inc	523	68,189

Home Builders - 1.54%
PulteGroup Inc	2,695	75,352

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Toll Brothers Inc	3,833	$138,755
		$214,107

Home Furnishings - 0.91%
Whirlpool Corp	955	126,910

Insurance - 6.19%
Allstate Corp/The	1,432	134,866
American Financial Group Inc	730	70,233
First American Financial Corp	1,432	73,748
Lincoln National Corp	2,161	126,851
Primerica Inc	1,081	132,044
Progressive Corp/The	998	71,946
Prudential Financial Inc	1,410	129,551
Unum Group	3,616	122,329
		$861,568

Internet - 1.51%
CDW Corp	1,453	140,026
Expedia Group Inc	590	70,210
		$210,236

Iron & Steel - 0.92%
Steel Dynamics Inc	3,620	127,677

Leisure Time - 0.50%
Harley-Davidson Inc	1,960	69,894

Lodging - 0.52%
Las Vegas Sands Corp	1,184	72,177

Machinery - Construction & Mining - 0.95%
Oshkosh Corp	1,754	131,778

Machinery - Diversified - 1.51%
Cummins Inc	877	138,452
Rockwell Automation Inc	407	71,412
		$209,864

Media - 3.58%
Altice USA Inc, Class A	3,336	71,657
Cable One Inc	77	75,566
CBS Corp, Class B	1,449	68,871
Comcast Corp, Class A	3,528	141,050
News Corp, Class A	5,588	69,515
Walt Disney Co/The	645	71,614
		$498,273

Miscellaneous Manufacture - 2.00%
Eaton Corp PLC	912	73,471
Illinois Tool Works Inc	938	134,631
Parker-Hannifin Corp	413	70,879
		$278,981

Oil & Gas - 2.44%
Delek US Holdings Inc	2,056	74,879
Marathon Petroleum Corp	2,179	130,413
Phillips 66	1,416	134,761
		$340,053

Packaging & Containers - 1.54%
Packaging Corp of America	761	75,628

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Packaging & Containers (continued)
Westrock Co	3,615	$138,635
		$214,263

Pharmaceuticals - 2.00%
AbbVie Inc	1,722	138,776
McKesson Corp	572	66,958
Perrigo Co PLC	1,494	71,951
		$277,685

REITs - 0.52%
Apple Hospitality REIT Inc	4,415	71,964

Retail - 6.61%
Foot Locker Inc	1,222	74,053
Home Depot Inc/The	393	75,413
Kohl's Corp	2,001	137,609
Lowe's Cos Inc	1,286	140,778
Starbucks Corp	1,923	142,956
Tractor Supply Co	763	74,591
Walgreens Boots Alliance Inc	1,022	64,662
Williams-Sonoma Inc	2,323	130,715
Yum China Holdings Inc	1,744	78,323
		$919,100

Savings & Loans - 0.92%
Investors Bancorp Inc	10,749	127,376

Semiconductors - 5.65%
Applied Materials Inc	3,558	141,110
Broadcom Inc	491	147,649
Entegris Inc	2,059	73,486
KLA-Tencor Corp	630	75,228
Lam Research Corp	775	138,733
Skyworks Solutions Inc	891	73,490
Texas Instruments Inc	1,289	136,724
		$786,420

Shipbuilding - 0.96%
Huntington Ingalls Industries Inc	645	133,644

Software - 2.66%
CDK Global Inc	1,254	73,760
Citrix Systems Inc	690	68,765
j2 Global Inc	856	74,130
MSCI Inc	394	78,343
Oracle Corp	1,396	74,979
		$369,977

Transportation - 1.51%
Landstar System Inc	1,255	137,284
Union Pacific Corp	434	72,565
		$209,849
TOTAL COMMON STOCKS		$13,836,271
Total Investments		$13,836,271
Other Assets and Liabilities - 0.54%		75,800
TOTAL NET ASSETS - 100.00%		$13,912,071

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

March 31, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	35.20%
Industrial	17.80%
Consumer, Cyclical	15.82%
Technology	11.36%
Consumer, Non-cyclical	6.99%
Communications	5.09%
Basic Materials	3.86%
Energy	3.34%
Other Assets and Liabilities	0.54%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2019 (unaudited)

	Principal
BONDS - 96.89%	Amount	Value

Banks - 43.10%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$2,400,000	$2,539,464
Bank of New York Mellon Corp/The
(3-month USD LIBOR + 3.42%),
4.95%, 06/20/2020 (a),(b)	1,200,000	1,212,000
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c)	2,400,000	2,555,112
Citigroup Inc
(3-month USD LIBOR + 4.06%),
5.88%, 03/27/2020 (a),(b)	1,200,000	1,212,000
Citizens Financial Group Inc
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b)	1,200,000	1,197,000
Credit Agricole SA
(3-month USD LIBOR + 6.98%),
8.38%, 10/13/2019 (a),(b),(c)	1,800,000	1,845,000
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 3.92%),
5.38%, 05/10/2020 (a),(b)	1,800,000	1,815,750
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	1,750,000	2,572,150
JPMorgan Chase & Co
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	1,560,000	1,710,275
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c)	1,800,000	2,159,899
Morgan Stanley
(3-month USD LIBOR + 3.81%),
5.55%, 07/15/2020 (a),(b)	1,200,000	1,221,120
Standard Chartered PLC
(3-month USD LIBOR + 1.46%),
7.01%, 07/30/2037 (a),(b),(c)	2,400,000	2,568,000
US Bancorp
(3-month USD LIBOR + 2.91%),
5.30%, 04/15/2027 (a),(b)	600,000	610,500
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	1,200,000	1,282,200
		$24,500,470

Diversified Financial Services - 4.17%
American Express Co
(3-month USD LIBOR + 3.43%),
5.20%, 11/15/2019 (a),(b)	1,800,000	1,809,000
Charles Schwab Corp/The
(3-month USD LIBOR + 2.58%),
5.00%, 12/01/2027 (a),(b)	600,000	562,500
		$2,371,500

Electric - 3.38%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (a)	1,800,000	1,921,500

Insurance - 39.08%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (a)	1,200,000	1,212,000

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2019 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
American International Group Inc
(3-month USD LIBOR + 2.87%)
5.75%, 04/01/2048 (a)	$1,200,000	$1,169,700
Argentum Netherlands BV for Swiss Re Ltd
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (a)	2,400,000	2,466,821
Catlin Insurance Co Ltd
(3-month USD LIBOR + 2.98%),
5.74%, 07/19/2019 (a) ,(b)	1,800,000	1,764,000
Dai-ichi Life Insurance Co Ltd/The
(3-month USD LIBOR + 3.68%),
5.10%, 10/28/2024 (a) ,(b),(c)	2,400,000	2,484,000
Legal & General Group PLC
(5-year Swap rate + 3.69%),
5.25%, 03/21/2047 (a)	2,400,000	2,381,136
Lincoln National Corp
(3-month USD LIBOR + 2.04%),
4.80%, 04/20/2067 (a)	1,200,000	984,000
Meiji Yasuda Life Insurance Co
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a) ,(c)	1,300,000	1,357,200
MetLife Inc
9.25%, 04/08/2038 (c)	1,785,000	2,400,825
Progressive Corp/The
(3-month USD LIBOR + 2.54%),
5.38%, 03/15/2023 (a) ,(b)	1,800,000	1,784,250
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (a)	1,800,000	1,872,000
QBE Insurance Group Ltd
(10-year Swap rate + 4.40%),
5.88%, 06/17/2046 (a)	1,100,000	1,122,479
Voya Financial Inc
(United States Treasury + 3.36%),
6.13%, 09/15/2023 (a) ,(b)	1,200,000	1,218,000
		$22,216,411

Pipelines - 7.16%
Enbridge Inc
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (a)	1,800,000	1,786,500
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (a)	1,200,000	1,110,000
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075 (a)	1,200,000	1,173,240
		$4,069,740
TOTAL BONDS		$55,079,621
Total Investments		$55,079,621
Other Assets and Liabilities - 3.11%		1,770,173
TOTAL NET ASSETS - 100%		$56,849,794

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,370,036 or 27.04% of net assets.

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

March 31, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	86.35%
Energy	7.16%
Utilities	3.38%
Other Assets and Liabilities	3.11%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.53%	Shares Held	Value

Airlines - 0.66%
United Continental Holdings Inc (a)	467	$37,257

Apparel - 0.83%
Under Armour Inc, Class A (a)	2,206	46,635

Auto Manufacturers - 0.52%
Ford Motor Co	3,327	29,211

Banks - 0.50%
Popular Inc	539	28,098

Beverages - 0.76%
Keurig Dr Pepper Inc	1,521	42,542

Biotechnology - 2.44%
Alexion Pharmaceuticals Inc (a)	265	35,823
Ionis Pharmaceuticals Inc (a)	722	58,605
Regeneron Pharmaceuticals Inc (a)	105	43,115
		$137,543

Chemicals - 2.20%
Element Solutions Inc (a)	2,464	24,886
Ingevity Corp (a)	305	32,211
Mosaic Co/The	1,335	36,459
WR Grace & Co	391	30,514
		$124,070

Commercial Services - 1.76%
Ecolab Inc	251	44,312
Euronet Worldwide Inc (a)	382	54,469
		$98,781

Diversified Financial Services - 0.50%
Franklin Resources Inc	856	28,368

Electric - 12.94%
AES Corp	2,695	48,726
Ameren Corp	599	44,057
American Electric Power Co Inc	523	43,801
CMS Energy Corp	512	28,437
Duke Energy Corp	473	42,570
Entergy Corp	454	43,416
Eversource Energy	601	42,641
Exelon Corp	864	43,312
FirstEnergy Corp	1,038	43,191
Hawaiian Electric Industries Inc	1,077	43,909
NRG Energy Inc	1,003	42,607
OGE Energy Corp	994	42,861
Pinnacle West Capital Corp	446	42,629
Portland General Electric Co	850	44,064
Vistra Energy Corp	1,703	44,329
WEC Energy Group Inc	564	44,601
Xcel Energy Inc	762	42,832
		$727,983

Electronics - 1.54%
Garmin Ltd	498	43,002
Keysight Technologies Inc (a)	502	43,775
		$86,777

Environmental Control - 1.03%
Stericycle Inc (a)	1,062	57,794

Food - 4.62%
Campbell Soup Co	771	29,398

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Hershey Co/The	365	$41,913
Hormel Foods Corp	911	40,776
Lamb Weston Holdings Inc	529	39,643
Lancaster Colony Corp	221	34,629
McCormick & Co Inc	281	42,327
Post Holdings Inc (a)	287	31,398
		$260,084

Gas - 2.23%
National Fuel Gas Co	218	13,289
New Jersey Resources Corp	557	27,733
ONE Gas Inc	491	43,714
UGI Corp	731	40,512
		$125,248

Healthcare - Products - 0.77%
Abbott Laboratories	540	43,168

Healthcare - Services - 3.57%
Acadia Healthcare Co Inc (a)	1,517	44,463
HCA Healthcare Inc	208	27,119
MEDNAX Inc (a)	1,181	32,088
Molina Healthcare Inc (a)	218	30,947
Tenet Healthcare Corp (a)	2,296	66,217
		$200,834

Household Products - 1.58%
Coty Inc, Class A	3,880	44,620
Procter & Gamble Co/The	426	44,325
		$88,945

Household Products/Wares - 2.07%
Church & Dwight Co Inc	594	42,311
Clorox Co/The	256	41,078
Spectrum Brands Holdings Inc	604	33,087
		$116,476

Housewares - 0.37%
Newell Brands Inc	1,368	20,985

Insurance - 1.55%
American National Insurance Co	288	34,796
Erie Indemnity Co, Class A	293	52,307
		$87,103

Internet - 3.36%
Etsy Inc (a)	820	55,120
Okta Inc (a)	612	50,631
TripAdvisor Inc (a)	723	37,198
Zscaler Inc (a)	649	46,034
		$188,983

Leisure Time - 0.89%
Planet Fitness Inc, Class A (a)	728	50,028

Machinery - Diversified - 0.54%
Flowserve Corp	668	30,154

Media - 4.00%
Cable One Inc	48	47,106
Discovery Inc, Class A (a)	1,576	42,583
DISH Network Corp, Class A (a)	1,562	49,500
Liberty Media Corp-Liberty Braves, Series C (a)	1,567	43,516

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Viacom Inc, Class B	1,517	$42,582
		$225,287

Miscellaneous Manufacture - 0.95%
General Electric Co	5,355	53,496

Oil & Gas - 4.04%
Antero Resources Corp (a)	4,149	36,636
Apache Corp	968	33,551
EQT Corp	1,346	27,916
Noble Energy Inc	2,078	51,389
Range Resources Corp	4,073	45,780
Transocean Ltd (a)	3,667	31,940
		$227,212

Oil & Gas Services - 0.84%
Schlumberger Ltd	1,080	47,056

Packaging & Containers - 0.87%
Ball Corp	847	49,007

Pharmaceuticals - 6.82%
Allergan PLC	293	42,898
Amneal Pharmaceuticals Inc (a)	1,880	26,640
Cardinal Health Inc	569	27,397
CVS Health Corp	388	20,925
DexCom Inc (a)	326	38,827
Eli Lilly & Co	338	43,859
McKesson Corp	234	27,392
Merck & Co Inc	515	42,832
Mylan NV (a)	928	26,299
Perrigo Co PLC	1,006	48,449
Pfizer Inc	893	37,926
		$383,444

Pipelines - 0.90%
Kinder Morgan Inc	2,533	50,685

REITs - 15.54%
American Campus Communities Inc	614	29,214
American Tower Corp	240	47,294
Apartment Investment & Management Co, Class A	866	43,551
AvalonBay Communities Inc	215	43,157
Brixmor Property Group Inc	1,731	31,798
EPR Properties	569	43,756
Equity Residential	592	44,589
HCP Inc	1,396	43,695
Kimco Realty Corp	2,660	49,210
Life Storage Inc	273	26,555
Medical Properties Trust Inc	2,425	44,887
National Retail Properties Inc	805	44,589
Omega Healthcare Investors Inc	1,165	44,445
PS Business Parks Inc	288	45,167
Realty Income Corp	620	45,607
Simon Property Group Inc	151	27,514
UDR Inc	941	42,778
Ventas Inc	669	42,689
VEREIT Inc	5,450	45,616
Welltower Inc	563	43,689
WP Carey Inc	566	44,335
		$874,135

Retail - 10.46%
Advance Auto Parts Inc	250	42,632

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Retail (continued)
AutoNation Inc (a)		712	$25,433
AutoZone Inc (a)		47	48,134
Casey's General Stores Inc		314	40,434
Chipotle Mexican Grill Inc (a)		91	64,638
Dollar General Corp		239	28,513
Foot Locker Inc		733	44,420
Genuine Parts Co		390	43,692
L Brands Inc		1,519	41,894
Macy's Inc		1,307	31,407
O'Reilly Automotive Inc (a)		114	44,266
Starbucks Corp		607	45,124
Tractor Supply Co		468	45,752
Yum! Brands Inc		425	42,419
			$588,758

Semiconductors - 0.76%
Xilinx Inc		338	42,855

Software - 4.37%
Coupa Software Inc (a)		621	56,499
Paycom Software Inc (a)		231	43,689
Tableau Software Inc, Class A (a)		326	41,493
Twilio Inc, Class A (a)		438	56,581
Workday Inc, Class A (a)		246	47,441
			$245,703

Telecommunications - 1.85%
CenturyLink Inc		1,680	20,143
Ciena Corp (a)		1,149	42,904
Verizon Communications Inc		694	41,036
			$104,083

Toys, Games & Hobbies - 0.90%
Mattel Inc (a)		3,901	50,713
TOTAL COMMON STOCKS			$5,599,501
Total Investments			$5,599,501
Other Assets and Liabilities - 0.47%			26,668
TOTAL NET ASSETS - 100.00%			$5,626,169

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	24.38%
Financial	18.09%
Utilities	15.17%
Consumer, Cyclical	14.64%
Communications	9.21%
Energy	5.78%
Technology	5.13%
Industrial	4.93%
Basic Materials	2.20%
Other Assets and Liabilities	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.60%	Shares Held	Value

Aerospace & Defense - 3.86%
Boeing Co/The	85,646	$32,667,097
United Technologies Corp	228,182	29,410,378
		$62,077,475

Agriculture - 3.08%
Altria Group Inc	260,114	14,938,347
Philip Morris International Inc	390,655	34,529,995
		$49,468,342

Banks - 7.18%
Bank of America Corp	1,083,073	29,881,984
Citigroup Inc	441,966	27,499,124
JPMorgan Chase & Co	282,842	28,632,096
Wells Fargo & Co	607,068	29,333,526
		$115,346,730

Beverages - 5.20%
Coca-Cola Co/The	1,037,854	48,633,839
PepsiCo Inc	284,908	34,915,475
		$83,549,314

Biotechnology - 1.81%
Amgen Inc	152,963	29,059,911

Chemicals - 1.64%
DowDuPont Inc	493,045	26,284,229

Computers - 5.38%
Apple Inc	298,225	56,647,839
International Business Machines Corp	211,038	29,777,462
		$86,425,301

Diversified Financial Services - 4.17%
Mastercard Inc, Class A	143,333	33,747,755
Visa Inc, Class A	212,553	33,198,653
		$66,946,408

Electronics - 1.92%
Honeywell International Inc	193,937	30,820,468

Healthcare - Products - 4.00%
Abbott Laboratories	434,211	34,710,828
Medtronic PLC	324,329	29,539,885
		$64,250,713

Healthcare - Services - 2.77%
UnitedHealth Group Inc	180,190	44,553,779

Household Products - 3.73%
Procter & Gamble Co/The	575,953	59,927,910

Insurance - 1.86%
Berkshire Hathaway Inc, Class B (a)	149,041	29,940,847

Internet - 7.19%
Alphabet Inc, Class A (a)	26,437	31,113,441
Amazon.com Inc (a)	30,117	53,630,848
Facebook Inc, Class A (a)	95,386	15,899,892
Netflix Inc (a)	41,931	14,950,917
		$115,595,098

Media - 2.99%
Comcast Corp, Class A	443,023	17,712,060

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Walt Disney Co/The	272,844	$30,293,869
		$48,005,929

Miscellaneous Manufacture - 1.96%
3M Co	151,431	31,464,333

Oil & Gas - 3.89%
Chevron Corp	260,944	32,143,082
Exxon Mobil Corp	375,295	30,323,836
		$62,466,918

Pharmaceuticals - 11.61%
AbbVie Inc	165,864	13,366,980
Eli Lilly & Co	296,828	38,516,401
Johnson & Johnson	230,927	32,281,285
Merck & Co Inc	675,744	56,201,629
Pfizer Inc	1,087,784	46,198,186
		$186,564,481

Retail - 7.16%
Home Depot Inc/The	231,414	44,406,033
McDonald's Corp	286,549	54,415,655
Walmart Inc	167,047	16,292,094
		$115,113,782

Semiconductors - 1.73%
Intel Corp	331,728	17,813,793
NVIDIA Corp	55,821	10,023,219
		$27,837,012

Software - 7.09%
Adobe Inc (a)	58,110	15,485,734
Microsoft Corp	278,983	32,903,255
Oracle Corp	929,715	49,934,993
salesforce.com Inc (a)	98,644	15,622,250
		$113,946,232

Telecommunications - 7.35%
AT&T Inc	944,243	29,611,460
Cisco Systems Inc	655,848	35,409,234
Verizon Communications Inc	897,887	53,092,058
		$118,112,752

Transportation - 2.03%
Union Pacific Corp	195,620	32,707,664
TOTAL COMMON STOCKS		$1,600,465,628
Total Investments		$1,600,465,628
Other Assets and Liabilities - 0.40%		6,353,040
TOTAL NET ASSETS - 100.00%		$1,606,818,668

(a) Non-income producing security

See accompanying notes.

Schedule of Investments

Principal U.S. Mega-Cap Multi-Factor Index ETF

March 31, 2019 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	32.20%
Communications	17.53%
Technology	14.20%
Financial	13.21%
Industrial	9.77%
Consumer, Cyclical	7.16%
Energy	3.89%
Basic Materials	1.64%
Other Assets and Liabilities	0.40%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS - 99.47%	Shares Held	Value

Aerospace & Defense - 0.69%
Aerovironment Inc (a)	15,463	$1,057,824
Kaman Corp	23,055	1,347,334
		$2,405,158

Agriculture - 0.05%
Turning Point Brands Inc	3,787	174,543

Airlines - 0.99%
Allegiant Travel Co	6,400	828,608
SkyWest Inc	9,195	499,196
Spirit Airlines Inc (a)	40,296	2,130,047
		$3,457,851

Apparel - 1.78%
Deckers Outdoor Corp (a)	23,472	3,450,149
Oxford Industries Inc	11,394	857,513
Steven Madden Ltd	57,412	1,942,822
		$6,250,484

Auto Parts & Equipment - 0.67%
Altra Industrial Motion Corp	67,079	2,082,803
Douglas Dynamics Inc	7,257	276,274
		$2,359,077

Banks - 9.08%
Allegiance Bancshares Inc (a)	2,993	100,924
BancFirst Corp	5,086	265,235
Banner Corp	26,066	1,411,995
Baycom Corp (a)	6,151	139,259
Camden National Corp	2,774	115,731
Cathay General Bancorp	51,258	1,738,159
CBTX Inc	11,332	367,950
City Holding Co	8,297	632,148
Community Bank System Inc	29,189	1,744,627
ConnectOne Bancorp Inc	14,943	294,377
Enterprise Financial Services Corp	13,921	567,559
Equity Bancshares Inc, Class A (a)	8,778	252,806
FB Financial Corp	10,774	342,182
Financial Institutions Inc	10,180	276,692
First Bancshares Inc/The	4,749	146,744
First Commonwealth Financial Corp	51,818	652,907
First Financial Corp	3,488	146,496
First Interstate BancSystem Inc, Class A	27,921	1,111,814
First Merchants Corp	17,767	654,714
First Mid-Illinois Bancshares Inc	4,328	144,209
First Midwest Bancorp Inc	57,549	1,177,453
Franklin Financial Network Inc	13,785	399,903
Great Western Bancorp Inc	27,900	881,361
Hanmi Financial Corp	18,218	387,497
Heartland Financial USA Inc	26,402	1,126,045
Heritage Commerce Corp	24,837	300,528
Heritage Financial Corp	50,486	1,521,648
Horizon Bancorp Inc	11,689	188,076
Independent Bank Corp	10,449	846,474
Independent Bank Group Inc	28,454	1,459,406
Lakeland Bancorp Inc	17,290	258,140
Lakeland Financial Corp	11,021	498,370
LegacyTexas Financial Group Inc	25,952	970,345
Live Oak Bancshares Inc	14,544	212,488
Luther Burbank Corp	9,783	98,808
Merchants Bancorp	5,480	117,820
Metropolitan Bank Holding Corp (a)	2,625	91,324
NBT Bancorp Inc	10,993	395,858

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Old Line Bancshares Inc	13,422	$334,610
Old Second Bancorp Inc	12,992	163,569
Opus Bank	17,388	344,282
Peoples Bancorp Inc	5,975	185,046
Preferred Bank	18,514	832,575
S&T Bancorp Inc	11,783	465,782
Seacoast Banking Corp of Florida (a)	21,222	559,200
ServisFirst Bancshares Inc	14,471	488,541
Sierra Bancorp	6,687	162,494
Southside Bancshares Inc	15,917	528,922
Sterling Bancorp Inc	6,010	60,941
TriState Capital Holdings Inc (a)	17,797	363,593
Triumph Bancorp Inc (a)	27,293	802,141
Trustmark Corp	57,113	1,920,710
Veritex Holdings Inc	27,105	656,483
Walker & Dunlop Inc	21,504	1,094,769
WesBanco Inc	20,591	818,492
		$31,820,222

Beverages - 0.61%
Boston Beer Co Inc/The, Class A (a)	7,191	2,119,403

Biotechnology - 3.04%
Adverum Biotechnologies Inc (a)	12,822	67,187
Arrowhead Pharmaceuticals Inc (a)	31,548	578,906
Cambrex Corp (a)	24,115	936,868
ChemoCentryx Inc (a)	4,840	67,228
CRISPR Therapeutics AG (a)	33,692	1,203,478
Emergent BioSolutions Inc (a)	16,750	846,210
Halozyme Therapeutics Inc (a)	49,968	804,485
ImmunoGen Inc (a)	73,314	198,681
Innoviva Inc (a)	46,875	657,656
Intercept Pharmaceuticals Inc (a)	12,992	1,453,285
Myriad Genetics Inc (a)	28,408	943,146
NeoGenomics Inc (a)	30,057	614,966
Palatin Technologies Inc (a)	37,189	36,453
PDL BioPharma Inc (a)	75,378	280,406
PTC Therapeutics Inc (a)	29,944	1,127,092
Retrophin Inc (a)	12,793	289,505
Sorrento Therapeutics Inc (a)	48,173	228,822
Vericel Corp (a)	16,182	283,347
XOMA Corp (a)	2,108	26,097
		$10,643,818

Chemicals - 1.31%
American Vanguard Corp	7,367	126,860
Balchem Corp	8,577	795,946
Innospec Inc	8,588	715,810
PQ Group Holdings Inc (a)	23,219	352,232
Sensient Technologies Corp	26,180	1,774,742
Stepan Co	9,377	820,675
		$4,586,265

Coal - 0.94%
Arch Coal Inc, Class A	19,179	1,750,467
Warrior Met Coal Inc	50,305	1,529,272
		$3,279,739

Commercial Services - 4.11%
Aaron's Inc	15,349	807,357
Adtalem Global Education Inc (a)	15,899	736,442
Barrett Business Services Inc	1,928	149,092
BG Staffing Inc	5,369	117,259

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Care.com Inc (a)	5,995	$118,461
Carriage Services Inc	6,137	118,137
Cass Information Systems Inc	3,316	156,847
CBIZ Inc (a)	26,709	540,590
CorVel Corp (a)	2,050	133,742
CRA International Inc	3,427	173,201
Ennis Inc	6,442	133,736
EVERTEC Inc	37,040	1,030,082
Forrester Research Inc	3,549	171,594
FTI Consulting Inc (a)	24,698	1,897,300
Hackett Group Inc/The	7,925	125,215
HMS Holdings Corp (a)	21,447	635,046
ICF International Inc	8,145	619,672
Kforce Inc	14,506	509,451
LiveRamp Holdings Inc (a)	22,629	1,234,864
Medifast Inc	8,545	1,089,915
Monro Inc	10,709	926,543
Navigant Consulting Inc	18,321	356,710
Paylocity Holding Corp (a)	15,873	1,415,713
Strategic Education Inc	4,738	622,147
Vectrus Inc (a)	3,383	89,954
Viad Corp	8,349	469,965
		$14,379,035

Computers - 1.65%
ExlService Holdings Inc (a)	13,613	817,052
Insight Enterprises Inc (a)	16,044	883,383
Presidio Inc	11,738	173,722
Qualys Inc (a)	20,676	1,710,732
Unisys Corp (a)	45,662	532,876
Varonis Systems Inc (a)	18,645	1,111,801
Virtusa Corp (a)	10,331	552,192
		$5,781,758

Construction Materials - 1.51%
Boise Cascade Co	34,972	935,851
Continental Building Products Inc (a)	25,394	629,517
Gibraltar Industries Inc (a)	8,672	352,170
PGT Innovations Inc (a)	40,798	565,053
Simpson Manufacturing Co Inc	11,241	666,254
Summit Materials Inc, Class A (a)	135,867	2,156,209
		$5,305,054

Distribution/Wholesale - 0.83%
Dorman Products Inc (a)	9,127	803,997
G-III Apparel Group Ltd (a)	27,337	1,092,387
Systemax Inc	7,021	158,955
Triton International Ltd	27,286	848,595
		$2,903,934

Diversified Financial Services - 4.41%
Blucora Inc (a)	18,555	619,366
Cohen & Steers Inc	15,260	645,040
Deluxe Corp	42,780	1,870,342
Diamond Hill Investment Group Inc	1,599	223,860
Enova International Inc (a)	21,154	482,734
Federated Investors Inc, Class B	95,867	2,809,862
Hamilton Lane Inc, Class A	17,446	760,297
Houlihan Lokey Inc	36,063	1,653,488
Legg Mason Inc	88,333	2,417,674
Moelis & Co, Class A	48,495	2,017,877
PennyMac Financial Services Inc	8,095	180,033

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
PJT Partners Inc, Class A	10,800	$451,440
Regional Management Corp (a)	5,100	124,542
Waddell & Reed Financial Inc, Class A	69,491	1,201,499
		$15,458,054

Electric - 1.31%
Ameresco Inc, Class A (a)	6,109	98,843
Black Hills Corp	47,910	3,548,694
Clearway Energy Inc	62,237	940,401
		$4,587,938

Electrical Components & Equipment - 1.11%
Encore Wire Corp	5,155	294,969
EnerSys	17,626	1,148,510
Generac Holdings Inc (a)	44,486	2,279,018
Insteel Industries Inc	7,257	151,816
		$3,874,313

Electronics - 1.85%
Alarm.com Holdings Inc (a)	27,271	1,769,888
Atkore International Group Inc (a)	22,643	487,504
Badger Meter Inc	9,164	509,885
Brady Corp, Class A	18,847	874,689
Comtech Telecommunications Corp	7,030	163,236
Control4 Corp (a)	15,035	254,542
Napco Security Technologies Inc (a)	2,965	61,494
SMART Global Holdings Inc (a)	28,675	550,560
Stoneridge Inc (a)	14,174	409,062
Vishay Precision Group Inc (a)	3,794	129,793
Watts Water Technologies Inc, Class A	15,490	1,251,902
		$6,462,555

Energy-Alternate Sources - 0.50%
Amyris Inc (a)	25,315	52,908
Pattern Energy Group Inc, Class A	59,587	1,310,914
TPI Composites Inc (a)	13,658	390,892
		$1,754,714

Engineering & Construction - 1.82%
Comfort Systems USA Inc	21,837	1,144,040
Exponent Inc	15,392	888,426
KBR Inc	130,942	2,499,683
NV5 Global Inc (a)	4,121	244,623
TopBuild Corp (a)	24,449	1,584,784
		$6,361,556

Entertainment - 0.69%
Eldorado Resorts Inc (a)	41,449	1,935,254
International Speedway Corp, Class A	10,470	456,806
RCI Hospitality Holdings Inc	1,728	39,692
		$2,431,752

Environmental Control - 0.63%
Evoqua Water Technologies Corp (a)	63,297	796,276
Tetra Tech Inc	19,935	1,187,927
US Ecology Inc	4,175	233,716
		$2,217,919

Food - 0.92%
Calavo Growers Inc	10,872	911,617
Chefs' Warehouse Inc/The (a)	7,261	225,454
John B Sanfilippo & Son Inc	5,413	389,033

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Simply Good Foods Co/The (a)	23,927	$492,657
Sprouts Farmers Market Inc (a)	56,578	1,218,690
		$3,237,451

Forest Products & Paper - 0.30%
Neenah Inc	9,992	643,085
Schweitzer-Mauduit International Inc	10,927	423,094
		$1,066,179

Gas - 0.17%
Chesapeake Utilities Corp	6,510	593,777

Hand/Machine Tools - 0.12%
Franklin Electric Co Inc	8,388	428,543

Healthcare - Products - 7.13%
AngioDynamics Inc (a)	10,116	231,252
Apxy Medical Corp (a)	4,542	28,660
AtriCure Inc (a)	7,851	210,328
Atrion Corp	366	321,597
Avanos Medical Inc (a)	15,799	674,301
BioLife Solutions Inc (a)	7,194	128,701
BioTelemetry Inc (a)	15,283	957,021
Cardiovascular Systems Inc (a)	13,575	524,809
CareDx Inc (a)	10,373	326,957
Cerus Corp (a)	43,317	269,865
CONMED Corp	12,329	1,025,526
CryoLife Inc (a)	6,510	189,897
CytoSorbents Corp (a)	8,604	65,132
Genomic Health Inc (a)	15,841	1,109,662
Glaukos Corp (a)	9,329	731,114
Integer Holdings Corp (a)	18,311	1,381,016
Invacare Corp	22,478	188,141
iRadimed Corp (a)	2,644	74,270
iRhythm Technologies Inc (a)	11,468	859,641
LeMaitre Vascular Inc	6,264	194,184
Luminex Corp	9,569	220,183
Meridian Bioscience Inc	14,384	253,302
Merit Medical Systems Inc (a)	27,571	1,704,715
NanoString Technologies Inc (a)	7,732	185,027
Novocure Ltd (a)	22,228	1,070,723
NuVasive Inc (a)	30,379	1,725,223
Orthofix Medical Inc (a)	6,305	355,665
Patterson Cos Inc	112,744	2,463,456
Quidel Corp (a)	12,936	846,920
Repligen Corp (a)	25,012	1,477,709
STAAR Surgical Co (a)	13,987	478,216
Surmodics Inc (a)	5,008	217,748
Tactile Systems Technology Inc (a)	6,372	335,932
Tandem Diabetes Care Inc (a)	63,933	4,059,745
Utah Medical Products Inc	914	80,661
		$24,967,299

Healthcare - Services - 2.41%
Addus HomeCare Corp (a)	7,508	477,434
Amedisys Inc (a)	17,161	2,115,265
American Renal Associates Holdings Inc (a)	4,417	27,120
Ensign Group Inc/The	13,711	701,866
Invitae Corp (a)	21,808	510,743
LHC Group Inc (a)	17,431	1,932,401
Medpace Holdings Inc (a)	16,199	955,255
National HealthCare Corp	2,896	219,749
R1 RCM Inc (a)	19,078	184,484

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Services (continued)
RadNet Inc (a)	12,033	$149,089
Select Medical Holdings Corp (a)	35,611	501,759
Surgery Partners Inc (a)	12,266	138,360
Triple-S Management Corp, Class B (a)	7,519	171,584
US Physical Therapy Inc	3,266	343,028
		$8,428,137

Home Builders - 0.34%
Cavco Industries Inc (a)	3,379	397,134
Winnebago Industries Inc	24,899	775,604
		$1,172,738

Home Furnishings - 0.40%
Sleep Number Corp (a)	30,130	1,416,110

Household Products - 0.16%
Inter Parfums Inc	7,367	558,934

Household Products/Wares - 0.91%
ACCO Brands Corp	42,688	365,409
Helen of Troy Ltd (a)	13,813	1,601,756
WD-40 Co	7,175	1,215,732
		$3,182,897

Insurance - 2.60%
American Equity Investment Life Holding Co	68,962	1,863,353
FBL Financial Group Inc, Class A	1,930	121,050
FedNat Holding Co	5,858	93,962
HCI Group Inc	4,440	189,721
Health Insurance Innovations Inc, Class A (a)	10,855	291,131
Horace Mann Educators Corp	14,590	513,714
Kinsale Capital Group Inc	7,618	522,366
Mercury General Corp	25,838	1,293,709
National General Holdings Corp	22,703	538,742
NMI Holdings Inc, Class A (a)	23,787	615,370
RLI Corp	24,879	1,785,068
Safety Insurance Group Inc	5,185	451,821
United Fire Group Inc	6,595	288,268
Universal Insurance Holdings Inc	16,875	523,125
		$9,091,400

Internet - 2.28%
Cogent Communications Holdings Inc	19,526	1,059,285
HealthStream Inc (a)	8,281	232,365
Match Group Inc	50,215	2,842,671
New Media Investment Group Inc	28,878	303,219
NIC Inc	32,089	548,401
Perficient Inc (a)	16,418	449,689
Shutterfly Inc (a)	42,037	1,708,384
Shutterstock Inc	12,592	587,165
TechTarget Inc (a)	15,996	260,255
		$7,991,434

Investment Companies - 0.19%
B. Riley Financial Inc	4,519	75,422
Newtek Business Services Corp	9,449	185,578
TCG BDC Inc	26,950	390,236
		$651,236

Iron & Steel - 0.24%
Carpenter Technology Corp	18,151	832,223

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time - 0.74%
Acushnet Holdings Corp	17,723	$410,110
Callaway Golf Co	71,034	1,131,572
Fox Factory Holding Corp (a)	8,031	561,287
Johnson Outdoors Inc, Class A	1,282	91,483
Malibu Boats Inc, Class A (a)	7,210	285,372
MasterCraft Boat Holdings Inc (a)	5,430	122,555
		$2,602,379

Lodging - 0.05%
Marcus Corp/The	4,036	161,642

Machinery - Diversified - 1.08%
Applied Industrial Technologies Inc	16,514	982,088
Cactus Inc, Class A (a)	25,972	924,603
Chart Industries Inc (a)	11,577	1,047,950
CSW Industrials Inc (a)	7,341	420,566
Kadant Inc	4,692	412,708
		$3,787,915

Media - 2.45%
AMC Networks Inc, Class A (a)	34,506	1,958,561
Gray Television Inc (a)	28,048	599,105
John Wiley & Sons Inc, Class A	12,320	544,790
Nexstar Media Group Inc	27,625	2,993,721
World Wrestling Entertainment Inc, Class A	28,602	2,482,082
		$8,578,259

Metal Fabrication & Hardware - 0.60%
Advanced Drainage Systems Inc	20,604	530,965
Rexnord Corp (a)	62,437	1,569,666
		$2,100,631

Mining - 0.40%
Covia Holdings Corp (a)	33,138	185,242
Kaiser Aluminum Corp	11,710	1,226,388
		$1,411,630

Miscellaneous Manufacture - 1.85%
ESCO Technologies Inc	8,268	554,204
Fabrinet (a)	32,207	1,686,359
Federal Signal Corp	11,341	294,753
Harsco Corp (a)	31,226	629,516
Hillenbrand Inc	16,572	688,235
Myers Industries Inc	8,904	152,347
Proto Labs Inc (a)	8,765	921,552
Raven Industries Inc	5,840	224,081
Standex International Corp	2,928	214,915
Tredegar Corp	5,070	81,830
Trinseo SA	23,035	1,043,485
		$6,491,277

Office & Business Equipment - 0.34%
Pitney Bowes Inc	174,588	1,199,420

Office Furnishings - 0.50%
Herman Miller Inc	28,168	990,950
Interface Inc	27,675	423,981
Knoll Inc	17,523	331,360
		$1,746,291

Oil & Gas - 2.69%
Callon Petroleum Co (a)	142,225	1,073,799
Carrizo Oil & Gas Inc (a)	84,530	1,054,089

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
CVR Energy Inc	27,497	$1,132,876
Denbury Resources Inc (a)	238,520	488,966
Evolution Petroleum Corp	6,944	46,872
Gulfport Energy Corp (a)	138,729	1,112,607
Mammoth Energy Services Inc	14,386	239,527
Par Pacific Holdings Inc (a)	8,852	157,654
Penn Virginia Corp (a)	7,375	325,237
Southwestern Energy Co (a)	539,788	2,531,606
SRC Energy Inc (a)	116,286	595,384
Unit Corp (a)	12,465	177,502
VAALCO Energy Inc (a)	12,167	27,254
W&T Offshore Inc (a)	67,881	468,379
		$9,431,752

Oil & Gas Services - 0.44%
Archrock Inc	36,580	357,752
FTS International Inc (a)	20,634	206,340
Matrix Service Co (a)	6,296	123,276
Oceaneering International Inc (a)	54,708	862,745
		$1,550,113

Pharmaceuticals - 2.43%
Antares Pharma Inc (a)	41,668	126,254
BioSpecifics Technologies Corp (a)	1,122	69,934
Concert Pharmaceuticals Inc (a)	5,951	71,829
Corcept Therapeutics Inc (a)	51,660	606,488
Enanta Pharmaceuticals Inc (a)	9,394	897,315
Endo International PLC (a)	100,710	808,701
Heska Corp (a)	1,945	165,558
Horizon Pharma PLC (a)	65,285	1,725,483
Momenta Pharmaceuticals Inc (a)	16,091	233,802
MyoKardia Inc (a)	11,003	572,046
Owens & Minor Inc	31,010	127,141
Phibro Animal Health Corp, Class A	8,977	296,241
Premier Inc, Class A (a)	32,367	1,116,338
Supernus Pharmaceuticals Inc (a)	32,061	1,123,417
USANA Health Sciences Inc (a)	6,818	571,826
		$8,512,373

Pipelines - 0.17%
SemGroup Corp, Class A	39,894	588,038

Private Equity - 0.62%
Kennedy-Wilson Holdings Inc	102,257	2,187,277

Real Estate - 1.02%
FRP Holdings Inc (a)	1,767	84,056
Marcus & Millichap Inc (a)	27,678	1,127,325
McGrath RentCorp	11,057	625,494
Realogy Holdings Corp	133,649	1,523,599
RMR Group Inc/The, Class A	3,619	220,687
		$3,581,161

REITs - 6.46%
AG Mortgage Investment Trust Inc	34,886	587,480
Alexander's Inc	847	318,616
Apollo Commercial Real Estate Finance Inc	146,114	2,659,275
Arbor Realty Trust Inc	158,070	2,050,168
Ares Commercial Real Estate Corp	18,983	288,352
Braemar Hotels & Resorts Inc	14,577	177,985
CareTrust REIT Inc	72,485	1,700,498
Chesapeake Lodging Trust	40,814	1,135,037
CorEnergy Infrastructure Trust Inc	8,828	324,429

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Four Corners Property Trust Inc	33,027	$977,599
Hersha Hospitality Trust	44,530	763,244
KKR Real Estate Finance Trust Inc	36,126	723,243
National Health Investors Inc	27,461	2,157,062
NexPoint Residential Trust Inc	6,435	246,718
PennyMac Mortgage Investment Trust	71,718	1,485,280
Redwood Trust Inc	169,752	2,741,495
Tanger Factory Outlet Centers Inc	120,484	2,527,754
TPG RE Finance Trust Inc	61,368	1,202,813
Western Asset Mortgage Capital Corp	54,210	554,568
		$22,621,616

Retail - 5.86%
America's Car-Mart Inc (a)	1,556	142,125
BJ's Restaurants Inc	12,969	613,174
Bloomin' Brands Inc	62,539	1,278,922
Boot Barn Holdings Inc (a)	16,673	490,853
Brinker International Inc	42,979	1,907,408
Caleres Inc	12,884	318,106
Cheesecake Factory Inc/The	31,221	1,527,331
Chico's FAS Inc	86,297	368,488
Citi Trends Inc	2,980	57,544
Container Store Group Inc/The (a)	4,312	37,946
Dave & Buster's Entertainment Inc	32,003	1,595,990
Designer Brands Inc	40,546	900,932
Dick's Sporting Goods Inc	77,706	2,860,358
Duluth Holdings Inc, Class B (a)	4,931	117,555
Group 1 Automotive Inc	10,928	707,042
La-Z-Boy Inc	20,794	685,994
National Vision Holdings Inc (a)	39,401	1,238,373
PC Connection Inc	4,357	159,771
PetIQ Inc (a)	20,456	642,523
PetMed Express Inc	19,235	438,173
RH (a)	21,099	2,172,142
Ruth's Hospitality Group Inc	7,464	191,004
Shoe Carnival Inc	8,098	275,575
Tailored Brands Inc	36,106	283,071
Tilly's Inc, Class A	8,512	94,739
Wingstop Inc	14,357	1,091,563
Zumiez Inc (a)	13,679	340,470
		$20,537,172

Savings & Loans - 1.41%
Axos Financial Inc (a)	45,014	1,303,606
First Defiance Financial Corp	6,537	187,873
Meridian Bancorp Inc	24,131	378,615
Northfield Bancorp Inc	9,080	126,212
Northwest Bancshares Inc	82,618	1,402,028
Washington Federal Inc	53,128	1,534,868
		$4,933,202

Semiconductors - 1.51%
Brooks Automation Inc	19,559	573,666
Cabot Microelectronics Corp	15,689	1,756,540
Cohu Inc	12,138	179,036
Nanometrics Inc (a)	19,066	588,758
Power Integrations Inc	14,427	1,009,024
Semtech Corp (a)	23,253	1,183,810
		$5,290,834

Software - 5.11%
Alteryx Inc, Class A (a)	31,710	2,659,518

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Appfolio Inc, Class A (a)	5,993	$475,844
Bottomline Technologies de Inc (a)	23,530	1,178,618
Cornerstone OnDemand Inc (a)	34,091	1,867,505
CSG Systems International Inc	16,500	697,950
Ebix Inc	13,447	663,878
Envestnet Inc (a)	19,561	1,279,094
Manhattan Associates Inc (a)	35,381	1,949,847
ManTech International Corp, Class A	12,255	662,015
Monotype Imaging Holdings Inc	20,131	400,405
Omnicell Inc (a)	17,596	1,422,461
Progress Software Corp	19,086	846,846
QAD Inc, Class A	2,890	124,472
Simulations Plus Inc	2,752	58,095
SPS Commerce Inc (a)	8,554	907,237
Tabula Rasa HealthCare Inc (a)	11,695	659,832
Upland Software Inc (a)	13,797	584,441
Verint Systems Inc (a)	24,155	1,445,918
		$17,883,976

Storage/Warehousing - 0.10%
Mobile Mini Inc	10,340	350,940

Telecommunications - 2.43%
CalAmp Corp (a)	30,399	382,419
Casa Systems Inc (a)	26,301	218,298
Consolidated Communications Holdings Inc	30,556	333,366
InterDigital Inc	28,059	1,851,333
Iridium Communications Inc (a)	50,704	1,340,614
Plantronics Inc	30,653	1,413,410
Shenandoah Telecommunications Co	9,661	428,562
Switch Inc, Class A	49,307	508,355
Telephone & Data Systems Inc	30,667	942,397
Vonage Holdings Corp (a)	107,318	1,077,473
		$8,496,227

Textiles - 0.37%
UniFirst Corp	8,494	1,303,829

Transportation - 1.66%
ArcBest Corp	14,422	444,053
Forward Air Corp	11,525	746,013
Marten Transport Ltd	19,698	351,215
Matson Inc	19,413	700,615
PAM Transportation Services Inc (a)	507	24,813
Saia Inc (a)	16,077	982,305
SEACOR Holdings Inc (a)	9,105	384,960
Universal Logistics Holdings Inc	6,316	124,299
Werner Enterprises Inc	60,259	2,057,845
		$5,816,118

Trucking & Leasing - 0.64%
GATX Corp	17,849	1,363,128
Greenbrier Cos Inc/The	27,704	892,900
		$2,256,028

Water - 0.79%
American States Water Co	29,036	2,070,267
SJW Group	11,444	706,552
		$2,776,819

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
March 31, 2019 (unaudited)

TOTAL COMMON STOCKS		$348,430,419
Total Investments		$348,430,419
Other Assets and Liabilities - 0.53%		1,866,672
TOTAL NET ASSETS - 100.00%		$350,297,091

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.79%
Consumer, Non-cyclical	21.75%
Industrial	13.56%
Consumer, Cyclical	13.33%
Technology	8.61%
Communications	7.16%
Energy	4.74%
Utilities	2.27%
Basic Materials	2.26%
Other Assets and Liabilities	0.53%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2019 (unaudited)

1. Security Valuation

Principal Active Global Dividend Income ETF, Principal Contrarian Value Index ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF, (the "Funds") value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC, ("the Advisor") under procedures established and periodically reviewed by the Trust's Board of Trustees.

The value of foreign securities used in computing the net asset value ("NAV") per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' NAV are reflected in the Funds' NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in American Depository Receipts ("ADRs"), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example weekends and other customary national U.S. holidays, the Funds' NAV could be significantly affected on days when shares are able to be issued or redeemed by Authorized Participants ("APs").

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following techniques: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2019 (unaudited) (continued)

2. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 Category may be valued using indicative quoted prices from brokers & dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund's Board of Trustees. The Advisor has established a valuation committee, ("Valuation Committee") of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group, (the "Pricing Group") who reports to the Valuation Committee, relies on the established pricing policies to determine fair

Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2019 (unaudited) (continued)

2. Fair Valuation (continued)

valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities.

Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specific tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

There were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds' securities carried at value:

			Level 2 - Other	Level 3 -
	Level 1 -		Significant	Significant
	Quoted		Observable	Unobservable
Fund	Prices		Inputs	Inputs	Totals (Level 1,2,3)

Principal Active Global Dividend Income ETF
Common Stocks*	$680,125,280	$	— $	— $	680,125,280
Total investments in securities	$680,125,280	$	— $	— $	680,125,280

Principal Contrarian Value Index ETF
Common Stocks*	$3,828,893	$	— $	— $	3,828,893
Total investments in securities	$3,828,893	$	— $	— $	3,828,893

Principal EDGE Active Income ETF
Common Stocks
Basic Materials	$1,213,323	$	— $	— $	1,213,323
Communications	1,532,831		—	—	1,532,831
Consumer, Cyclical	2,149,778		—	—	2,149,778
Consumer, Non-cyclical	9,137,790		—	—	9,137,790
Energy	10,517,175		—	—	10,517,175
Financial	24,483,328		—	—	24,483,328
Industrial	875,604		—	—	875,604
Technology	2,887,636		—	—	2,887,636
Utilities	5,574,488		—	1,176,123	6,750,611
Preferred Stocks*	23,336,813		—	—	23,336,813
Bonds*	—		211,819,220	—	211,819,220
Total investments in securities	$81,708,766		$211,819,220	$1,176,123	$294,704,109

Principal Healthcare Innovators Index ETF
Common Stocks*	$57,235,434	$	— $	— $	57,235,434
Total investments in securities	$57,235,434	$	— $	— $	57,235,434

Principal International Multi-Factor Index ETF
Common Stocks*	$13,924,683	$	— $	— $	13,924,683
Preferred Stocks*	45,323		—	—	45,323
Total investments in securities	$13,970,006	$	— $	— $	13,970,006

Notes to Financial Statements
Principal Exchange-Traded Funds
March 31, 2019 (unaudited) (continued)

2. Fair Valuation (continued)
				Level 2 - Other		Level 3 -
		Level 1 -		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)
Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		228,500,225	$	— $	228,500,225
Total investments in securities	$	— $		228,500,225	$	— $	228,500,225
Principal Millennials Index ETF
Common Stocks*		$18,438,934	$	— $		— $	18,438,934
Total investments in securities		$18,438,934	$	— $		— $	18,438,934
Principal Price Setters Index ETF
Common Stocks*		$14,268,482	$	— $		— $	14,268,482
Total investments in securities		$14,268,482	$	— $		— $	14,268,482
Principal Shareholder Yield Index ETF
Common Stocks*		$13,836,271	$	— $		— $	13,836,271
Total investments in securities		$13,836,271	$	— $		— $	13,836,271
Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		55,079,621	$	— $	55,079,621
Total investments in securities	$	— $		55,079,621	$	— $	55,079,621
Principal Sustainable Momentum Index ETF
Common Stocks*		$5,599,501	$	— $		— $	5,599,501
Total investments in securities		$5,599,501	$	— $		— $	5,599,501
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,600,465,628		$	— $		— $	1,600,465,628
Total investments in securities	$1,600,465,628		$	— $		— $	1,600,465,628
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*		$348,430,419	$	— $		— $	348,430,419
Total investments in securities		$348,430,419	$	— $		— $	348,430,419

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Funds' Schedules of Investments for the period ended March 31, 2019 has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.